UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07239

Name of Registrant:	Vanguard Horizon Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—March 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Strategic Equity Fund Investor Shares - VSEQX

Capital Opportunity Fund Investor Shares - VHCOX

Capital Opportunity Fund Admiral™ Shares - VHCAX

Global Equity Fund Investor Shares - VHGEX

Strategic Small-Cap Equity Fund Investor Shares - VSTCX

Vanguard Strategic Equity Fund

Investor Shares (VSEQX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Strategic Equity Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	3.8%
Consumer Discretionary	10.9%
Consumer Staples	4.6%
Energy	3.5%
Financials	17.1%
Health Care	10.6%
Industrials	17.9%
Information Technology	13.1%
Materials	5.1%
Real Estate	7.6%
Utilities	4.8%
Other Assets and Liabilities—Net	1.0%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$8,573
Number of Portfolio Holdings	589
Portfolio Turnover Rate	28%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR114

Vanguard Capital Opportunity Fund

Investor Shares (VHCOX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Capital Opportunity Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	6.0%
Consumer Discretionary	11.3%
Consumer Staples	0.8%
Energy	3.4%
Financials	9.0%
Health Care	28.7%
Industrials	12.1%
Information Technology	25.8%
Materials	0.3%
Real Estate	0.0%
Other Assets and Liabilities—Net	2.6%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$21,184
Number of Portfolio Holdings	198
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR111

Vanguard Capital Opportunity Fund

Admiral™ Shares (VHCAX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Capital Opportunity Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$17	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	6.0%
Consumer Discretionary	11.3%
Consumer Staples	0.8%
Energy	3.4%
Financials	9.0%
Health Care	28.7%
Industrials	12.1%
Information Technology	25.8%
Materials	0.3%
Real Estate	0.0%
Other Assets and Liabilities—Net	2.6%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$21,184
Number of Portfolio Holdings	198
Portfolio Turnover Rate	3%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5111

Vanguard Global Equity Fund

Investor Shares (VHGEX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Global Equity Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Asia	13.7%
Europe	20.8%
North America	60.3%
Oceania	0.5%
Other	0.3%
South America	1.2%
Other Assets and Liabilities—Net	3.2%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$7,214
Number of Portfolio Holdings	194
Portfolio Turnover Rate	21%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR129

Vanguard Strategic Small-Cap Equity Fund

Investor Shares (VSTCX)

Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Strategic Small-Cap Equity Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of March 31, 2025)

Communication Services	3.0%
Consumer Discretionary	11.2%
Consumer Staples	3.5%
Energy	4.3%
Financials	19.3%
Health Care	13.2%
Industrials	18.3%
Information Technology	11.5%
Materials	4.9%
Real Estate	6.8%
Utilities	3.2%
Other Assets and Liabilities—Net	0.8%

Fund Statistics (as of March 31, 2025)

Fund Net Assets (in millions)	$1,633
Number of Portfolio Holdings	550
Portfolio Turnover Rate	29%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR615

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2025
Vanguard Strategic Equity Fund

Contents
Financial Statements	1

Strategic Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Communication Services (3.8%)
*	Roblox Corp. Class A	728,760	42,479
*	Yelp Inc.	975,125	36,109
	Match Group Inc.	801,376	25,003
	News Corp. Class A	894,080	24,337
	New York Times Co. Class A	490,222	24,315
*	Pinterest Inc. Class A	747,448	23,171
	Telephone & Data Systems Inc.	571,541	22,141
*	Roku Inc.	303,596	21,385
*	Live Nation Entertainment Inc.	142,694	18,633
*	Snap Inc. Class A	1,948,855	16,975
*	Reddit Inc. Class A	103,581	10,866
*	Sunrise Communications AG Class A ADR	170,849	8,250
*	Liberty Global Ltd. Class A	565,572	6,510
*	Lumen Technologies Inc.	1,190,932	4,668
*	ZipRecruiter Inc. Class A	771,148	4,542
*	Vimeo Inc.	818,622	4,306
	John Wiley & Sons Inc. Class A	92,263	4,111
*	Bumble Inc. Class A	946,684	4,109
	Fox Corp. Class B	53,838	2,838
*	AMC Entertainment Holdings Inc. Class A	930,650	2,671
	Playtika Holding Corp.	514,546	2,660
*	Cargurus Inc.	76,890	2,240
*	Liberty Broadband Corp. Class C	23,056	1,961
	News Corp. Class B	61,489	1,867
*	PubMatic Inc. Class A	172,885	1,580
*	Magnite Inc.	136,619	1,559
*	TripAdvisor Inc.	108,346	1,535
*	Altice USA Inc. Class A	537,116	1,429
*	Integral Ad Science Holding Corp.	133,710	1,078
			323,328
Consumer Discretionary (10.9%)
	Expedia Group Inc.	332,313	55,862
*	Carnival Corp.	2,447,660	47,803
*	Carvana Co.	212,973	44,528
*	NVR Inc.	5,386	39,018
	Travel & Leisure Co.	731,342	33,854
*	Adtalem Global Education Inc.	322,488	32,455
*	Norwegian Cruise Line Holdings Ltd.	1,640,442	31,103
	eBay Inc.	453,030	30,684
*	Burlington Stores Inc.	121,312	28,912
	PulteGroup Inc.	280,362	28,821
*	MGM Resorts International	909,439	26,956
	Tapestry Inc.	372,237	26,209
*	Etsy Inc.	544,374	25,684
*	Urban Outfitters Inc.	465,616	24,398
	Bath & Body Works Inc.	760,469	23,058
	Gap Inc.	1,108,397	22,844
	Garmin Ltd.	104,132	22,610
*	Frontdoor Inc.	553,133	21,251
	KB Home	310,255	18,032
	Hasbro Inc.	289,338	17,791
*	M/IHomes Inc.	151,211	17,265
*	Tri Pointe Homes Inc.	526,636	16,810
	Macy's Inc.	1,187,900	14,920
	Dana Inc.	1,051,004	14,010
*	Grand Canyon Education Inc.	77,772	13,456
*	Deckers Outdoor Corp.	115,982	12,968
	Lear Corp.	144,358	12,735
*	Abercrombie & Fitch Co. Class A	164,060	12,529

Strategic Equity Fund
		Shares	Market Value• ($000)
	Upbound Group Inc.	489,555	11,730
	Toll Brothers Inc.	107,237	11,323
	PVH Corp.	174,923	11,307
	Boyd Gaming Corp.	160,741	10,582
*	National Vision Holdings Inc.	789,878	10,095
	ADT Inc.	1,240,054	10,094
*	Warby Parker Inc. Class A	459,016	8,368
	Buckle Inc.	216,968	8,314
*	Goodyear Tire & Rubber Co.	846,032	7,817
*	Sally Beauty Holdings Inc.	816,242	7,371
	BorgWarner Inc. (XNYS)	250,156	7,167
*	Hanesbrands Inc.	1,216,525	7,019
	Leggett & Platt Inc.	883,549	6,989
*	Five Below Inc.	91,806	6,879
*	Brinker International Inc.	45,242	6,743
	Best Buy Co. Inc.	85,988	6,330
*	Crocs Inc.	59,571	6,327
*	Cavco Industries Inc.	11,803	6,133
*	American Axle & Manufacturing Holdings Inc.	1,453,039	5,914
*	Taylor Morrison Home Corp.	92,024	5,525
	American Eagle Outfitters Inc.	421,841	4,902
	Wendy's Co.	319,697	4,677
*	G-III Apparel Group Ltd.	164,182	4,490
*	GameStop Corp. Class A	198,920	4,440
*	Chewy Inc. Class A	134,481	4,372
*	Dorman Products Inc.	33,009	3,979
*	Foot Locker Inc.	175,605	2,476
	Phinia Inc.	49,787	2,113
*	Victoria's Secret & Co.	111,587	2,073
	Gentex Corp.	83,647	1,949
	Strategic Education Inc.	22,353	1,877
*	Visteon Corp.	23,985	1,862
*	Valvoline Inc.	51,054	1,777
	Texas Roadhouse Inc.	10,198	1,699
*	Adient plc	130,244	1,675
*	Aptiv plc	27,548	1,639
*	Mattel Inc.	83,889	1,630
	Steven Madden Ltd.	60,196	1,604
*	QVC Group Inc.	6,881,746	1,384
*	ODP Corp.	82,004	1,175
*	Beazer Homes USA Inc.	57,280	1,168
	Camping World Holdings Inc. Class A	16,092	260
			931,814
Consumer Staples (4.6%)
	Coca-Cola Consolidated Inc.	35,111	47,400
*	Maplebear Inc.	1,176,227	46,920
	Conagra Brands Inc.	1,611,773	42,986
*	BellRing Brands Inc.	363,635	27,076
*,1	Pilgrim's Pride Corp.	487,495	26,573
	Clorox Co.	167,800	24,709
*	Post Holdings Inc.	200,216	23,297
	McCormick & Co. Inc.	232,823	19,164
	Flowers Foods Inc.	945,123	17,967
	Ingles Markets Inc. Class A	239,314	15,586
*	Sprouts Farmers Market Inc.	93,569	14,282
	Energizer Holdings Inc.	447,116	13,378
	PriceSmart Inc.	148,564	13,051
*	US Foods Holding Corp.	192,586	12,607
	Cal-Maine Foods Inc.	115,907	10,536
*	United Natural Foods Inc.	371,912	10,187
*	Dollar Tree Inc.	91,842	6,895
	Bunge Global SA	79,211	6,053
	Reynolds Consumer Products Inc.	230,709	5,505
*	Herbalife Ltd.	307,936	2,657
	Spectrum Brands Holdings Inc.	37,074	2,653
	Tyson Foods Inc. Class A	31,571	2,014
*	USANA Health Sciences Inc.	72,128	1,945
*	Simply Good Foods Co.	49,911	1,721

Strategic Equity Fund
		Shares	Market Value• ($000)
*	Boston Beer Co. Inc. Class A	6,128	1,464
			396,626
Energy (3.5%)
	Matador Resources Co.	704,263	35,981
*	Plains GP Holdings LP Class A	1,678,499	35,853
	Ovintiv Inc. (XNYS)	760,018	32,529
	Baker Hughes Co.	702,867	30,891
	SM Energy Co.	946,571	28,350
	Murphy Oil Corp.	721,670	20,495
	Core Natural Resources Inc.	235,079	18,125
	Targa Resources Corp.	88,903	17,822
	International Seaways Inc.	433,458	14,391
*	CNX Resources Corp.	448,405	14,116
	Coterra Energy Inc.	460,213	13,300
	DTE Midstream LLC	116,893	11,278
	Weatherford International plc	187,395	10,035
*	Oceaneering International Inc.	270,099	5,891
	Antero Midstream Corp.	272,749	4,909
*	Gulfport Energy Corp.	19,285	3,551
*	Antero Resources Corp.	76,392	3,089
	Archrock Inc.	65,379	1,715
	World Kinect Corp.	59,937	1,700
	Crescent Energy Co. Class A	151,254	1,700
			305,721
Financials (17.1%)
	State Street Corp.	709,455	63,517
	Tradeweb Markets Inc. Class A	384,945	57,149
	CNO Financial Group Inc.	1,357,724	56,549
	Globe Life Inc.	415,812	54,771
	Citizens Financial Group Inc.	1,261,900	51,700
	Popular Inc.	549,966	50,800
	MGIC Investment Corp.	2,012,811	49,877
	Axis Capital Holdings Ltd.	493,701	49,489
	Zions Bancorp NA	990,274	49,375
	Essent Group Ltd.	819,030	47,274
	Equitable Holdings Inc.	806,042	41,987
	Huntington Bancshares Inc.	2,647,278	39,736
	Affiliated Managers Group Inc.	232,776	39,113
	Old Republic International Corp.	992,996	38,945
	Stifel Financial Corp.	405,503	38,223
	Hancock Whitney Corp.	723,296	37,937
	Janus Henderson Group plc	1,044,137	37,746
	Everest Group Ltd.	102,809	37,354
	Federated Hermes Inc.	879,364	35,852
	First BanCorp (XNYS)	1,857,491	35,608
	FNB Corp.	2,512,277	33,790
*	Robinhood Markets Inc. Class A	759,282	31,601
	Hartford Insurance Group Inc.	251,235	31,085
	Webster Financial Corp.	538,883	27,779
	Reinsurance Group of America Inc.	125,402	24,692
	Primerica Inc.	81,198	23,103
*	NMI Holdings Inc.	606,488	21,864
	Unum Group	263,114	21,433
	Associated Banc-Corp.	719,650	16,214
	Brown & Brown Inc.	121,209	15,078
	BankUnited Inc.	437,600	15,071
*	Toast Inc. Class A	447,343	14,838
	MarketAxess Holdings Inc.	67,343	14,570
	SEI Investments Co.	185,042	14,365
*	SoFi Technologies Inc.	1,202,813	13,989
	Virtu Financial Inc. Class A	346,545	13,210
	International Bancshares Corp.	205,775	12,976
*	Euronet Worldwide Inc.	119,960	12,818
	KeyCorp.	798,269	12,764
	SLM Corp.	429,208	12,606
	OFG Bancorp	288,008	11,526
	Fulton Financial Corp.	603,963	10,926
*	Payoneer Global Inc.	1,472,044	10,761
	American Financial Group Inc.	72,741	9,554

Strategic Equity Fund
		Shares	Market Value• ($000)
*	Enova International Inc.	95,025	9,176
	Radian Group Inc.	275,996	9,127
	Hanover Insurance Group Inc.	51,215	8,909
	Mercury General Corp.	132,373	7,400
*	Affirm Holdings Inc.	150,023	6,780
*	LendingClub Corp.	607,828	6,273
	Comerica Inc.	105,708	6,243
	Corebridge Financial Inc.	154,197	4,868
	Morningstar Inc.	15,890	4,765
	Simmons First National Corp. Class A	225,938	4,639
	Assurant Inc.	22,102	4,636
	Acadian Asset Management Inc.	173,942	4,498
	Piper Sandler Cos.	17,661	4,374
	Ameris Bancorp	69,943	4,027
	Voya Financial Inc.	48,025	3,254
	Synchrony Financial	57,129	3,024
	Northern Trust Corp.	30,503	3,009
	Assured Guaranty Ltd.	33,782	2,976
	BGC Group Inc. Class A	322,507	2,957
	Columbia Banking System Inc.	108,218	2,699
*	AvidXchange Holdings Inc.	313,777	2,661
*	Texas Capital Bancshares Inc.	31,921	2,384
*	Flywire Corp.	243,436	2,313
	S&T Bancorp Inc.	56,868	2,107
	PROG Holdings Inc.	78,861	2,098
*	Brighthouse Financial Inc.	35,101	2,035
*	Remitly Global Inc.	93,311	1,941
	WSFS Financial Corp.	36,395	1,888
	Fidelity National Financial Inc.	27,213	1,771
	James River Group Holdings Ltd.	420,340	1,765
	Synovus Financial Corp.	36,454	1,704
	BOK Financial Corp.	16,297	1,697
			1,467,613
Health Care (10.6%)
	Universal Health Services Inc. Class B	275,484	51,763
	Cardinal Health Inc.	356,474	49,111
*	Incyte Corp.	796,984	48,257
	Chemed Corp.	74,140	45,620
*	Tenet Healthcare Corp.	316,906	42,624
*	Exelixis Inc.	1,089,372	40,220
*	Alnylam Pharmaceuticals Inc.	122,694	33,130
	Encompass Health Corp.	323,564	32,771
*	PTC Therapeutics Inc.	596,046	30,375
*	BioMarin Pharmaceutical Inc.	423,314	29,924
*	Cooper Cos. Inc.	348,744	29,417
*	Ultragenyx Pharmaceutical Inc.	758,236	27,456
*	Insulet Corp.	98,777	25,940
*	Ionis Pharmaceuticals Inc.	741,942	22,384
*	Option Care Health Inc.	590,096	20,624
*	Jazz Pharmaceuticals plc	164,091	20,372
*	Hologic Inc.	324,448	20,041
*	IQVIA Holdings Inc.	110,822	19,538
*	LivaNova plc	473,102	18,583
*	Natera Inc.	131,167	18,548
*	Medpace Holdings Inc.	60,065	18,301
*	Veeva Systems Inc. Class A	67,203	15,566
*	BioCryst Pharmaceuticals Inc.	1,935,336	14,515
*	Veracyte Inc.	389,834	11,559
*	Align Technology Inc.	69,400	11,025
*	ACADIA Pharmaceuticals Inc.	654,120	10,865
*	Doximity Inc. Class A	174,481	10,125
*	United Therapeutics Corp.	30,921	9,532
*	Teladoc Health Inc.	1,092,890	8,699
*	Sage Therapeutics Inc.	1,071,871	8,521
*	Pediatrix Medical Group Inc.	561,837	8,141
*	10X Genomics Inc. Class A	847,843	7,402
*	Blueprint Medicines Corp.	81,178	7,185
*	Omnicell Inc.	179,309	6,269
*	Charles River Laboratories International Inc.	37,253	5,607

Strategic Equity Fund
		Shares	Market Value• ($000)
*	Progyny Inc.	247,515	5,530
*	Mettler-Toledo International Inc.	4,633	5,471
*	Waters Corp.	13,921	5,131
*	Catalyst Pharmaceuticals Inc.	207,791	5,039
	Teleflex Inc.	35,075	4,847
*	Myriad Genetics Inc.	537,373	4,767
*	CareDx Inc.	262,312	4,656
*	Elanco Animal Health Inc. (XNYS)	441,898	4,640
*	Arvinas Inc.	652,728	4,582
*	Merit Medical Systems Inc.	43,074	4,553
*	Intellia Therapeutics Inc.	630,662	4,484
*	Vir Biotechnology Inc.	611,484	3,962
*	Novocure Ltd.	212,472	3,786
	Bruker Corp.	86,772	3,622
*	Ironwood Pharmaceuticals Inc.	2,446,228	3,596
*	Neurocrine Biosciences Inc.	26,021	2,878
*	Kiniksa Pharmaceuticals International plc	120,051	2,666
*	Prestige Consumer Healthcare Inc.	30,585	2,629
*	Arrowhead Pharmaceuticals Inc.	202,143	2,575
*	GoodRx Holdings Inc. Class A	566,380	2,498
	DENTSPLY SIRONA Inc.	151,727	2,267
*	Emergent BioSolutions Inc.	465,318	2,261
*	Editas Medicine Inc.	1,872,176	2,172
*	Arcutis Biotherapeutics Inc.	137,440	2,150
*	CorVel Corp.	19,044	2,132
*	Community Health Systems Inc.	784,270	2,118
*	Supernus Pharmaceuticals Inc.	63,434	2,078
*	Fate Therapeutics Inc.	2,540,354	2,007
	Organon & Co.	125,495	1,869
*	ICU Medical Inc.	13,382	1,858
	Select Medical Holdings Corp.	108,567	1,813
*	Inspire Medical Systems Inc.	10,664	1,699
*	Owens & Minor Inc.	178,999	1,616
*	Puma Biotechnology Inc.	540,434	1,600
	Perrigo Co. plc	54,051	1,516
*	AtriCure Inc.	45,261	1,460
*	Organogenesis Holdings Inc.	334,062	1,443
*	MannKind Corp.	283,453	1,426
*,1	Coherus Biosciences Inc.	1,705,512	1,376
*	Viridian Therapeutics Inc.	84,771	1,143
*	Xencor Inc.	97,625	1,039
*	Nektar Therapeutics	1,517,103	1,032
*	Enanta Pharmaceuticals Inc.	180,741	998
*	Health Catalyst Inc.	205,066	929
*	Joint Corp.	66,951	836
*	Atea Pharmaceuticals Inc.	278,408	832
*,1	Agenus Inc.	511,809	770
*	iTeos Therapeutics Inc.	76,718	458
*,1	Inovio Pharmaceuticals Inc.	250,144	408
*	Ventyx Biosciences Inc.	285,562	328
*	MacroGenics Inc.	191,648	243
*	RAPT Therapeutics Inc.	185,514	226
*	FibroGen Inc.	165,193	51
			906,076
Industrials (17.9%)
	SS&C Technologies Holdings Inc.	792,727	66,216
	EMCOR Group Inc.	152,252	56,277
	Allison Transmission Holdings Inc.	552,829	52,889
	Howmet Aerospace Inc.	382,134	49,574
	Owens Corning	334,641	47,793
	Griffon Corp.	664,254	47,494
	Applied Industrial Technologies Inc.	206,685	46,574
	Delta Air Lines Inc.	1,000,369	43,616
	Masco Corp.	620,471	43,148
	Textron Inc.	571,399	41,284
	Leidos Holdings Inc.	303,011	40,888
	BWX Technologies Inc.	395,379	39,004
	Comfort Systems USA Inc.	117,075	37,737
	Broadridge Financial Solutions Inc.	145,853	35,364

Strategic Equity Fund
		Shares	Market Value• ($000)
*	SkyWest Inc.	388,972	33,984
	Vertiv Holdings Co. Class A	434,274	31,355
	UFP Industries Inc.	279,258	29,892
	Allegion plc	224,254	29,256
	Expeditors International of Washington Inc.	236,457	28,434
	Brady Corp. Class A	398,407	28,143
	Acuity Inc.	103,883	27,358
	Mueller Water Products Inc. Class A	1,074,917	27,324
	Primoris Services Corp.	458,963	26,349
	EnerSys	282,343	25,857
	Curtiss-Wright Corp.	81,408	25,828
	Ryder System Inc.	163,406	23,499
*	Upwork Inc.	1,702,887	22,223
	Graco Inc.	265,514	22,173
*	Legalzoom.com Inc.	2,529,593	21,780
	Westinghouse Air Brake Technologies Corp.	110,632	20,063
*	Kirby Corp.	188,507	19,041
*	GMS Inc.	255,566	18,700
	Korn Ferry	259,593	17,608
	Donaldson Co. Inc.	261,121	17,511
	Herc Holdings Inc.	126,314	16,960
	Maximus Inc.	247,667	16,888
	ABM Industries Inc.	348,438	16,502
*	Sterling Infrastructure Inc.	143,437	16,238
	Federal Signal Corp.	211,557	15,560
	CSG Systems International Inc.	233,758	14,135
	nVent Electric plc	260,944	13,679
	Arcosa Inc.	165,422	12,757
	Argan Inc.	91,863	12,050
*	Lyft Inc. Class A	928,700	11,024
	ManpowerGroup Inc.	169,099	9,787
	CH Robinson Worldwide Inc.	93,064	9,530
*	Generac Holdings Inc.	75,082	9,509
*	Paylocity Holding Corp.	50,302	9,424
*	United Airlines Holdings Inc.	129,351	8,932
	United Rentals Inc.	14,239	8,924
	Woodward Inc.	48,494	8,850
	Matson Inc.	66,617	8,538
	ESCO Technologies Inc.	51,386	8,177
	TransUnion	96,272	7,990
	Watts Water Technologies Inc. Class A	38,631	7,878
	Flowserve Corp.	157,404	7,688
	Valmont Industries Inc.	26,531	7,571
	Wabash National Corp.	679,148	7,505
*	Blue Bird Corp.	226,924	7,346
	Fortive Corp.	95,551	6,992
	ICF International Inc.	72,971	6,200
*	CoreCivic Inc.	301,536	6,118
	Greenbrier Cos. Inc.	114,062	5,842
	Steelcase Inc. Class A	525,667	5,761
*	Gibraltar Industries Inc.	96,661	5,670
*	Huron Consulting Group Inc.	38,890	5,579
	Oshkosh Corp.	53,504	5,034
*	MasTec Inc.	42,345	4,942
	Leonardo DRS Inc.	149,785	4,925
*	American Airlines Group Inc.	457,999	4,832
	Ennis Inc.	238,646	4,794
	Franklin Electric Co. Inc.	47,949	4,501
	Science Applications International Corp.	38,201	4,289
	Genco Shipping & Trading Ltd.	318,862	4,260
	Trinity Industries Inc.	150,454	4,222
	UniFirst Corp.	23,664	4,118
	Pitney Bowes Inc.	395,347	3,578
*	Everus Construction Group Inc.	91,159	3,381
	Equifax Inc.	12,977	3,161
*	SPX Technologies Inc.	22,603	2,911
	MillerKnoll Inc.	131,344	2,514
	Dover Corp.	14,120	2,481
	Rush Enterprises Inc. Class A	39,937	2,133
	Tennant Co.	26,403	2,106

Strategic Equity Fund
		Shares	Market Value• ($000)
	REV Group Inc.	64,415	2,035
*	Masterbrand Inc.	146,950	1,919
	Boise Cascade Co.	18,904	1,854
	Pentair plc	18,985	1,661
*	Gates Industrial Corp. plc	88,706	1,633
*	Cimpress plc	33,037	1,494
	Powell Industries Inc.	7,470	1,272
			1,539,890
Information Technology (13.1%)
*	Dropbox Inc. Class A	1,962,660	52,423
	NetApp Inc.	596,656	52,410
*	Twilio Inc. Class A	506,977	49,638
*	Kyndryl Holdings Inc.	1,539,955	48,355
*	Cirrus Logic Inc.	450,786	44,923
	Hewlett Packard Enterprise Co.	2,751,590	42,457
*	F5 Inc.	159,417	42,448
*	GoDaddy Inc. Class A	204,299	36,802
*	RingCentral Inc. Class A	1,413,491	34,998
*	Manhattan Associates Inc.	173,323	29,992
*	Zoom Communications Inc.	400,998	29,582
*	Western Digital Corp.	727,701	29,421
*	Commvault Systems Inc.	181,217	28,589
	TD SYNNEX Corp.	268,459	27,909
*	Okta Inc.	262,321	27,601
*	Gartner Inc.	58,783	24,674
*	Extreme Networks Inc.	1,708,161	22,599
*	Sanmina Corp.	270,855	20,634
*	HubSpot Inc.	35,986	20,558
*	Teradata Corp.	872,216	19,607
	Amkor Technology Inc.	1,059,931	19,142
*	Fair Isaac Corp.	10,310	19,013
*	CommScope Holding Co. Inc.	3,507,751	18,626
*	Zebra Technologies Corp. Class A	62,684	17,712
	Seagate Technology Holdings plc	187,741	15,949
*	Penguin Solutions Inc.	899,417	15,623
*	Sandisk Corp.	296,815	14,131
*	Rapid7 Inc.	515,970	13,678
*	Impinj Inc.	133,511	12,110
*	MongoDB Inc.	68,055	11,937
*	Docusign Inc.	145,577	11,850
*	Semtech Corp.	343,325	11,810
*	ACI Worldwide Inc.	213,142	11,661
*	UiPath Inc. Class A	1,051,678	10,832
*	Guidewire Software Inc.	51,395	9,629
*	Ultra Clean Holdings Inc.	393,533	8,426
	Monolithic Power Systems Inc.	13,760	7,981
*	Yext Inc.	1,288,316	7,936
*	Viavi Solutions Inc.	708,488	7,928
*	MaxLinear Inc.	702,223	7,626
	Pegasystems Inc.	108,699	7,557
*	Q2 Holdings Inc.	93,958	7,518
*	AppLovin Corp. Class A	28,033	7,428
	Jabil Inc.	53,385	7,264
*	Braze Inc. Class A	194,745	7,026
*	LiveRamp Holdings Inc.	262,046	6,850
*	Domo Inc. Class B	872,817	6,773
*	Arrow Electronics Inc.	58,386	6,062
*	BILL Holdings Inc.	130,373	5,983
*	Alkami Technology Inc.	205,991	5,407
*	Qorvo Inc.	73,932	5,353
*	Plexus Corp.	38,391	4,919
*	Unisys Corp.	1,063,469	4,881
	Teradyne Inc.	58,913	4,866
*	DigitalOcean Holdings Inc.	134,236	4,482
*	Axcelis Technologies Inc.	87,817	4,362
*	DoubleVerify Holdings Inc.	320,869	4,290
*	Samsara Inc. Class A	109,198	4,186
*	Freshworks Inc. Class A	287,128	4,051
	MKS Instruments Inc.	49,280	3,950

Strategic Equity Fund
		Shares	Market Value• ($000)
*	Elastic NV	41,155	3,667
*	Viasat Inc.	350,625	3,654
*	Pure Storage Inc. Class A	75,615	3,348
*	8x8 Inc.	1,507,087	3,014
*	Super Micro Computer Inc. (XNGS)	85,858	2,940
*	Appian Corp. Class A	101,218	2,916
*	Rambus Inc.	55,598	2,879
*	NCR Voyix Corp.	292,387	2,851
*	First Solar Inc.	21,892	2,768
*	Ambarella Inc.	54,500	2,743
*	Credo Technology Group Holding Ltd.	58,733	2,359
*	Ichor Holdings Ltd.	103,002	2,329
*	Alpha & Omega Semiconductor Ltd.	90,024	2,238
*	SentinelOne Inc. Class A	119,203	2,167
	Benchmark Electronics Inc.	55,536	2,112
*	Intapp Inc.	34,359	2,006
*	Nutanix Inc. Class A	27,780	1,939
*	Tyler Technologies Inc.	3,247	1,888
*	Photronics Inc.	89,417	1,856
*	Appfolio Inc. Class A	8,278	1,820
*	Calix Inc.	49,204	1,744
*	Asana Inc. Class A	117,763	1,716
*	Blend Labs Inc. Class A	497,871	1,668
*	Cohu Inc.	112,529	1,655
*	FormFactor Inc.	56,051	1,586
*	EPAM Systems Inc.	9,335	1,576
*	Confluent Inc. Class A	62,775	1,471
*	ADTRAN Holdings Inc.	167,278	1,459
*	Cerence Inc.	177,093	1,399
*	Verint Systems Inc.	74,495	1,330
*	Five9 Inc.	47,450	1,288
*	Fastly Inc. Class A	119,462	756
			1,121,570
Materials (5.1%)
	Packaging Corp. of America	299,143	59,236
*	Axalta Coating Systems Ltd.	1,272,807	42,219
	Louisiana-Pacific Corp.	453,179	41,683
	Reliance Inc.	88,898	25,669
	Sonoco Products Co.	502,182	23,723
	Sealed Air Corp.	766,351	22,148
	RPM International Inc.	177,292	20,509
	Element Solutions Inc.	887,638	20,069
	Eagle Materials Inc.	69,254	15,370
	AptarGroup Inc.	95,135	14,116
	Commercial Metals Co.	276,390	12,717
*	ATI Inc.	216,281	11,253
*	O-I Glass Inc.	922,560	10,582
	Greif Inc. Class A	174,495	9,595
	Sylvamo Corp.	138,493	9,289
	Scotts Miracle-Gro Co.	166,350	9,131
	Avery Dennison Corp.	49,995	8,898
	Carpenter Technology Corp.	47,370	8,582
	Hecla Mining Co.	1,543,133	8,580
	Alcoa Corp.	269,800	8,229
*	Coeur Mining Inc.	1,342,520	7,948
	Balchem Corp.	40,199	6,673
	Royal Gold Inc.	38,319	6,266
	Sensient Technologies Corp.	77,462	5,765
*	Magnera Corp.	291,481	5,293
	Crown Holdings Inc.	45,611	4,071
*	Metallus Inc.	282,836	3,779
	Kaiser Aluminum Corp.	61,779	3,745
	United States Lime & Minerals Inc.	40,347	3,566
	Vulcan Materials Co.	12,486	2,913
	Innospec Inc.	25,785	2,443
	Materion Corp.	15,158	1,237
			435,297

Strategic Equity Fund
		Shares	Market Value• ($000)
Real Estate (7.6%)
	Essex Property Trust Inc.	220,071	67,467
	Brixmor Property Group Inc.	2,048,376	54,384
	Invitation Homes Inc.	1,527,569	53,236
	Cousins Properties Inc.	1,703,176	50,244
*	Jones Lang LaSalle Inc.	157,480	39,041
	Kite Realty Group Trust	1,352,726	30,261
	First Industrial Realty Trust Inc.	539,954	29,136
	Equity Residential	352,613	25,240
*	CBRE Group Inc. Class A	192,937	25,232
	EPR Properties	414,794	21,822
	RLJ Lodging Trust	2,032,762	16,039
	Highwoods Properties Inc.	487,183	14,440
	COPT Defense Properties	501,624	13,679
	AvalonBay Communities Inc.	56,159	12,053
	Urban Edge Properties	633,019	12,027
	Camden Property Trust	90,586	11,079
	Park Hotels & Resorts Inc.	1,012,567	10,814
	LXP Industrial Trust	1,213,122	10,494
	Federal Realty Investment Trust	100,505	9,831
	Xenia Hotels & Resorts Inc.	802,823	9,441
	UDR Inc.	195,964	8,852
	Alexandria Real Estate Equities Inc.	90,601	8,382
	Apple Hospitality REIT Inc.	610,391	7,880
	Kimco Realty Corp.	369,688	7,852
	Broadstone Net Lease Inc.	456,601	7,781
	Newmark Group Inc. Class A	585,324	7,123
	DiamondRock Hospitality Co.	921,996	7,118
	Piedmont Office Realty Trust Inc. Class A	889,107	6,553
	Sabra Health Care REIT Inc.	374,871	6,549
	Phillips Edison & Co. Inc.	175,571	6,407
	Omega Healthcare Investors Inc.	166,339	6,334
	STAG Industrial Inc.	156,252	5,644
*	Cushman & Wakefield plc	518,313	5,297
	Innovative Industrial Properties Inc.	93,935	5,081
	American Homes 4 Rent Class A	128,243	4,849
	SL Green Realty Corp.	82,115	4,738
	InvenTrust Properties Corp.	149,853	4,401
	Ventas Inc.	58,455	4,019
	Universal Health Realty Income Trust	94,854	3,885
*	Compass Inc. Class A	441,275	3,852
	Brandywine Realty Trust	838,530	3,740
*	Zillow Group Inc. Class C	45,801	3,140
	Regency Centers Corp.	40,433	2,982
	Paramount Group Inc.	426,350	1,833
	American Healthcare REIT Inc.	58,269	1,766
	Easterly Government Properties Inc.	155,911	1,653
	Kilroy Realty Corp.	49,857	1,633
			655,304
Utilities (4.8%)
	Evergy Inc.	893,640	61,617
	Edison International	1,040,139	61,285
	DTE Energy Co.	390,629	54,012
	National Fuel Gas Co.	675,953	53,529
	NRG Energy Inc.	420,293	40,121
	Black Hills Corp.	620,744	37,648
	UGI Corp.	805,061	26,623
	Avista Corp.	445,764	18,664
	Ameren Corp.	160,706	16,135
	Portland General Electric Co.	334,972	14,940
	Vistra Corp.	91,738	10,774
	OGE Energy Corp.	182,228	8,375
	New Jersey Resources Corp.	55,023	2,699
	Northwestern Energy Group Inc.	34,875	2,018
	MDU Resources Group Inc.	63,958	1,082
			409,522
Total Common Stocks (Cost $7,703,004)			8,492,761

Strategic Equity Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 4.342% (Cost $48,951)	489,579	48,953
Total Investments (99.6%) (Cost $7,751,955)			8,541,714
Other Assets and Liabilities—Net (0.4%)			30,951
Net Assets (100%)			8,572,665
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,464.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,035 was received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	584	59,191	(1,073)
E-mini S&P 500 Index	June 2025	74	20,917	(124)
				(1,197)

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Equity Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,703,004)	8,492,761
Affiliated Issuers (Cost $48,951)	48,953
Total Investments in Securities	8,541,714
Investment in Vanguard	239
Cash	1
Cash Collateral Pledged—Futures Contracts	3,813
Receivables for Investment Securities Sold	20,289
Receivables for Accrued Income	8,972
Receivables for Capital Shares Issued	8,199
Total Assets	8,583,227
Liabilities
Payables for Investment Securities Purchased	124
Collateral for Securities on Loan	5,035
Payables for Capital Shares Redeemed	4,687
Payables to Vanguard	646
Variation Margin Payable—Futures Contracts	70
Total Liabilities	10,562
Net Assets	8,572,665
1 Includes $4,464 of securities on loan.
At March 31, 2025, net assets consisted of:

Paid-in Capital	7,409,997
Total Distributable Earnings (Loss)	1,162,668
Net Assets	8,572,665

Net Assets
Applicable to 253,650,815 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,572,665
Net Asset Value Per Share	$33.80

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Equity Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Dividends	67,542
Interest[1]	847
Securities Lending—Net	19
Total Income	68,408
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,349
Management and Administrative	6,063
Marketing and Distribution	231
Custodian Fees	24
Shareholders’ Reports and Proxy Fees	148
Trustees’ Fees and Expenses	3
Other Expenses	7
Total Expenses	7,825
Net Investment Income	60,583
Realized Net Gain (Loss)
Investment Securities Sold[1]	424,078
Futures Contracts	(4,004)
Realized Net Gain (Loss)	420,074
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,020,018)
Futures Contracts	(1,505)
Change in Unrealized Appreciation (Depreciation)	(1,021,523)
Net Increase (Decrease) in Net Assets Resulting from Operations	(540,866)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $790, $8, and ($7), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,583	109,421
Realized Net Gain (Loss)	420,074	800,675
Change in Unrealized Appreciation (Depreciation)	(1,021,523)	1,311,105
Net Increase (Decrease) in Net Assets Resulting from Operations	(540,866)	2,221,201
Distributions
Total Distributions	(930,370)	(451,873)
Capital Share Transactions
Issued	704,923	850,517
Issued in Lieu of Cash Distributions	867,984	420,161
Redeemed	(583,674)	(1,013,190)
Net Increase (Decrease) from Capital Share Transactions	989,233	257,488
Total Increase (Decrease)	(482,003)	2,026,816
Net Assets
Beginning of Period	9,054,668	7,027,852
End of Period	8,572,665	9,054,668

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$40.05	$32.13	$30.70	$44.07	$30.31	$31.87
Investment Operations
Net Investment Income[1]	.252	.490	.503	.517	.465	.459
Net Realized and Unrealized Gain (Loss) on Investments	(2.397)	9.531	4.527	(5.606)	13.937	(1.041)
Total from Investment Operations	(2.145)	10.021	5.030	(5.089)	14.402	(.582)
Distributions
Dividends from Net Investment Income	(.462)	(.518)	(.457)	(.526)	(.479)	(.444)
Distributions from Realized Capital Gains	(3.643)	(1.583)	(3.143)	(7.755)	(.163)	(.534)
Total Distributions	(4.105)	(2.101)	(3.600)	(8.281)	(.642)	(.978)
Net Asset Value, End of Period	$33.80	$40.05	$32.13	$30.70	$44.07	$30.31
Total Return[2]	-5.99%	32.29%	16.99%	-14.81%	47.98%	-2.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,573	$9,055	$7,028	$6,336	$7,866	$5,836
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.38%	1.54%	1.39%	1.15%	1.53%
Portfolio Turnover Rate	28%	63%	64%	62%	59%	61%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Equity Fund
Notes to Financial Statements
Vanguard Strategic Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be

Strategic Equity Fund
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $239,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,764,682
Gross Unrealized Appreciation	1,472,528
Gross Unrealized Depreciation	(696,693)
Net Unrealized Appreciation (Depreciation)	775,835
E.	During the six months ended March 31, 2025, the fund purchased $2,594,524,000 of investment securities and sold $2,523,204,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2025, such purchases were  $9,337,000 and sales were $15,009,000, resulting in net realized loss of $3,420,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	18,929	23,768
Issued in Lieu of Cash Distributions	24,091	12,253
Redeemed	(15,470)	(28,628)
Net Increase (Decrease) in Shares Outstanding	27,550	7,393
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Strategic Equity Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1142 052025

Financial Statements
For the six-months ended March 31, 2025
Vanguard Capital Opportunity Fund

Contents
Financial Statements	1

Capital Opportunity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.4%)
Communication Services (6.0%)
	Alphabet Inc. Class C	2,097,680	327,721
	Alphabet Inc. Class A	2,021,330	312,578
*	Baidu Inc. ADR	2,438,500	224,415
	Meta Platforms Inc. Class A	213,300	122,938
*	Pinterest Inc. Class A	2,564,350	79,495
	Electronic Arts Inc.	267,800	38,702
*	ZoomInfo Technologies Inc.	3,478,599	34,786
*	Spotify Technology SA	58,740	32,309
	Universal Music Group NV	1,152,619	31,827
*	Netflix Inc.	24,010	22,390
*	Live Nation Entertainment Inc.	148,000	19,326
*	Trade Desk Inc. Class A	161,600	8,843
	Walt Disney Co.	73,997	7,304
*	Take-Two Interactive Software Inc.	34,480	7,146
*	Snap Inc. Class A	10,500	91
			1,269,871
Consumer Discretionary (11.3%)
	Alibaba Group Holding Ltd. ADR	3,796,500	502,011
	TJX Cos. Inc.	2,343,500	285,438
*	Tesla Inc.	1,083,790	280,875
*	Amazon.com Inc.	1,080,950	205,661
	Sony Group Corp. ADR	7,403,075	187,964
*,1	XPeng Inc. ADR	8,885,419	184,106
	Royal Caribbean Cruises Ltd.	723,300	148,595
*	CarMax Inc.	1,688,397	131,560
*	Flutter Entertainment plc	297,383	65,885
*	Capri Holdings Ltd.	3,037,038	59,921
	Ross Stores Inc.	396,000	50,605
	eBay Inc.	538,900	36,500
*	Burlington Stores Inc.	151,200	36,035
	Entain plc	4,503,388	34,025
*	Ollie's Bargain Outlet Holdings Inc.	284,800	33,139
*	Carnival Corp.	1,577,945	30,817
*	Carvana Co.	121,800	25,466
*,1	Mobileye Global Inc. Class A	1,440,700	20,739
*	DoorDash Inc. Class A	111,050	20,297
	Marriott International Inc. Class A	62,900	14,983
	Newell Brands Inc.	2,175,000	13,485
*	Ulta Beauty Inc.	23,000	8,430
*	Norwegian Cruise Line Holdings Ltd.	442,125	8,383
	Tapestry Inc.	66,300	4,668
	Restaurant Brands International Inc.	47,600	3,172
*	Rivian Automotive Inc. Class A	239,000	2,976
*	Valvoline Inc.	27,130	944
*	Etsy Inc.	17,800	840
*	Deckers Outdoor Corp.	580	65
			2,397,585
Consumer Staples (0.8%)
*	Performance Food Group Co.	1,160,300	91,234
	Casey's General Stores Inc.	74,100	32,162
*	BellRing Brands Inc.	394,962	29,409
*	US Foods Holding Corp.	208,900	13,675
*	e.l.f Beauty Inc.	214,270	13,454
			179,934
Energy (3.4%)
	Hess Corp.	1,482,774	236,843
	Exxon Mobil Corp.	1,586,339	188,663
[1]	New Fortress Energy Inc.	7,621,731	63,337
1

Capital Opportunity Fund
		Shares	Market Value• ($000)
	ConocoPhillips	556,900	58,486
	EOG Resources Inc.	397,821	51,017
*	Transocean Ltd. (XNYS)	13,211,496	41,880
	TechnipFMC plc	800,700	25,374
	Expand Energy Corp.	225,000	25,047
	Coterra Energy Inc.	673,350	19,460
			710,107
Financials (9.0%)
	Raymond James Financial Inc.	2,635,570	366,107
	Visa Inc. Class A	602,600	211,187
	Northern Trust Corp.	1,958,951	193,251
	Charles Schwab Corp.	2,116,950	165,715
	Wells Fargo & Co.	1,915,040	137,481
	MarketAxess Holdings Inc.	588,100	127,235
	CME Group Inc.	377,154	100,055
*	PayPal Holdings Inc.	1,520,710	99,226
	Tradeweb Markets Inc. Class A	658,800	97,805
	Morgan Stanley	760,702	88,751
	Progressive Corp.	269,540	76,283
	Bank of America Corp.	1,756,600	73,303
	Discover Financial Services	374,790	63,977
	JPMorgan Chase & Co.	170,400	41,799
*	WEX Inc.	215,100	33,775
	Mastercard Inc. Class A	30,600	16,773
	Citigroup Inc.	66,700	4,735
			1,897,458
Health Care (28.7%)
	Eli Lilly & Co.	2,372,323	1,959,325
	Amgen Inc.	2,060,159	641,843
*	Boston Scientific Corp.	5,027,826	507,207
*	BioMarin Pharmaceutical Inc.	5,502,350	388,961
*	Biogen Inc.	2,345,677	320,982
*	BeiGene Ltd. ADR	1,116,821	303,965
	Bristol-Myers Squibb Co.	4,525,153	275,989
*	BioNTech SE ADR	2,162,294	196,899
	AstraZeneca plc ADR	2,359,600	173,431
	Thermo Fisher Scientific Inc.	318,570	158,520
	Novartis AG ADR	1,381,320	153,990
*	Edwards Lifesciences Corp.	1,532,400	111,068
*	Elanco Animal Health Inc. (XNYS)	10,121,076	106,271
	Zimmer Biomet Holdings Inc.	921,100	104,250
*	Illumina Inc.	1,306,269	103,639
	Revvity Inc.	817,050	86,444
*	LivaNova plc	1,844,600	72,456
	Roche Holding AG	200,231	65,902
*	Alkermes plc	1,800,200	59,443
*,1	Immunocore Holdings plc ADR	1,756,390	52,112
*	QIAGEN NV	1,294,027	51,955
*	Charles River Laboratories International Inc.	254,900	38,368
*	Neurocrine Biosciences Inc.	287,740	31,824
*	Glaukos Corp.	278,800	27,440
	Agilent Technologies Inc.	200,700	23,478
	Alcon AG	120,840	11,471
	Danaher Corp.	49,000	10,045
*	Bridgebio Pharma Inc.	280,900	9,711
	Medtronic plc	94,430	8,486
*	Waters Corp.	20,000	7,371
[2]	Siemens Healthineers AG	133,680	7,212
*,1	Allogene Therapeutics Inc.	2,964,570	4,328
*,1	GRAIL Inc.	158,179	4,040
*	Repligen Corp.	30,858	3,926
*	Guardant Health Inc.	43,686	1,861
*	IQVIA Holdings Inc.	10,300	1,816
*	FibroGen Inc.	3,107,810	963
	Sandoz Group AG	10,840	455
*	Mural Oncology plc	90,000	113
*	Zimvie Inc.	4,830	52
			6,087,612
2

Capital Opportunity Fund
		Shares	Market Value• ($000)
Industrials (12.1%)
	FedEx Corp.	1,659,374	404,522
	AECOM	3,449,236	319,848
	Southwest Airlines Co.	8,784,059	294,969
	Jacobs Solutions Inc.	2,028,849	245,268
*	United Airlines Holdings Inc.	3,518,913	242,981
	Airbus SE	1,144,867	201,595
	Delta Air Lines Inc.	2,796,500	121,927
*	American Airlines Group Inc.	11,056,300	116,644
*	NEXTracker Inc. Class A	2,571,597	108,367
	TransDigm Group Inc.	77,869	107,715
	Curtiss-Wright Corp.	268,900	85,314
*	Amentum Holdings Inc.	2,718,549	49,478
*	Uber Technologies Inc.	579,100	42,193
	IDEX Corp.	193,500	35,018
	Textron Inc.	478,000	34,535
	GFL Environmental Inc. (XTSE)	633,100	30,585
	AMETEK Inc.	120,000	20,657
*	Lyft Inc. Class A	1,492,324	17,714
	Ryanair Holdings plc ADR	399,650	16,933
	Union Pacific Corp.	60,000	14,174
*	Chart Industries Inc.	92,100	13,296
	Rockwell Automation Inc.	39,500	10,206
*	JetBlue Airways Corp.	1,623,000	7,823
	Carrier Global Corp.	113,100	7,170
	Old Dominion Freight Line Inc.	23,000	3,805
			2,552,737
Information Technology (25.8%)
	Microsoft Corp.	1,333,400	500,545
	KLA Corp.	678,500	461,244
*	Flex Ltd.	13,890,389	459,494
	Micron Technology Inc.	5,199,827	451,813
	NVIDIA Corp.	3,606,000	390,818
	Texas Instruments Inc.	1,352,440	243,033
	ASML Holding NV GDR (Registered)	336,867	223,218
*	Adobe Inc.	550,000	210,941
	Jabil Inc.	1,521,400	207,017
*	Trimble Inc.	3,121,131	204,902
	NetApp Inc.	2,313,900	203,253
	Intel Corp.	7,101,100	161,266
*	Descartes Systems Group Inc.	1,513,112	152,567
	Corning Inc.	3,022,324	138,362
	Universal Display Corp.	929,814	129,690
*	Nutanix Inc. Class A	1,644,019	114,769
*	MongoDB Inc.	559,200	98,084
	QUALCOMM Inc.	627,932	96,457
	Oracle Corp.	668,200	93,421
	Entegris Inc.	967,700	84,654
	Intuit Inc.	125,250	76,902
	Salesforce Inc.	256,800	68,915
*	AppLovin Corp. Class A	244,500	64,785
*	Zoom Communications Inc.	789,050	58,208
	Broadcom Inc.	322,200	53,946
*	Aurora Innovation Inc.	6,908,500	46,460
	HP Inc.	1,600,660	44,322
	Hewlett Packard Enterprise Co.	2,695,320	41,589
*	FormFactor Inc.	1,427,641	40,388
	Teradyne Inc.	445,900	36,831
*	Autodesk Inc.	133,600	34,976
	Marvell Technology Inc.	558,300	34,375
*	Gitlab Inc. Class A	698,900	32,848
*,1	ARM Holdings plc ADR	247,500	26,431
*	Keysight Technologies Inc.	154,490	23,138
*	Okta Inc.	219,016	23,045
*	Palo Alto Networks Inc.	129,500	22,098
	Analog Devices Inc.	90,000	18,150
*	Ciena Corp.	253,500	15,319
*	Gartner Inc.	35,400	14,859
*	Docusign Inc.	177,000	14,408
3

Capital Opportunity Fund
		Shares	Market Value• ($000)
*,1	BlackBerry Ltd.	3,579,476	13,495
*,1	Wolfspeed Inc.	3,338,800	10,217
*	Unity Software Inc.	391,984	7,679
*	RingCentral Inc. Class A	272,000	6,735
*	Western Digital Corp.	99,680	4,030
*	Synopsys Inc.	5,600	2,402
*	Crowdstrike Holdings Inc. Class A	6,350	2,239
*	Sandisk Corp.	33,226	1,582
*	HubSpot Inc.	2,000	1,143
	Applied Materials Inc.	5,000	726
*	Arista Networks Inc.	800	62
			5,467,851
Materials (0.3%)
*	Ivanhoe Mines Ltd. Class A	7,245,800	61,529
	Albemarle Corp.	145,800	10,501
			72,030
Real Estate (0.0%)
	Welltower Inc.	18,000	2,758
*	CoStar Group Inc.	20,000	1,584
			4,342
Total Common Stocks (Cost $8,612,907)			20,639,527
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[3,4]	Vanguard Market Liquidity Fund, 4.342% (Cost $684,957)	6,851,780	685,109
Total Investments (100.7%) (Cost $9,297,864)			21,324,636
Other Assets and Liabilities—Net (-0.7%)			(140,508)
Net Assets (100%)			21,184,128
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $129,528.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $7,212, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $139,232 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Capital Opportunity Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,612,907)	20,639,527
Affiliated Issuers (Cost $684,957)	685,109
Total Investments in Securities	21,324,636
Investment in Vanguard	603
Foreign Currency, at Value (Cost $1)	1
Receivables for Investment Securities Sold	58,175
Receivables for Accrued Income	19,992
Receivables for Capital Shares Issued	3,632
Total Assets	21,407,039
Liabilities
Due to Custodian	32,608
Payables for Investment Securities Purchased	3,973
Collateral for Securities on Loan	139,232
Payables to Investment Advisor	12,632
Payables for Capital Shares Redeemed	33,260
Payables to Vanguard	1,206
Total Liabilities	222,911
Net Assets	21,184,128
1 Includes $129,528 of securities on loan.
At March 31, 2025, net assets consisted of:

Paid-in Capital	8,270,423
Total Distributable Earnings (Loss)	12,913,705
Net Assets	21,184,128

Investor Shares—Net Assets
Applicable to 15,987,114 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,267,792
Net Asset Value Per Share—Investor Shares	$79.30

Admiral™ Shares—Net Assets
Applicable to 108,834,746 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,916,336
Net Asset Value Per Share—Admiral Shares	$183.00

See accompanying Notes, which are an integral part of the Financial Statements.
5

Capital Opportunity Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Dividends[1]	102,261
Interest[2]	13,103
Securities Lending—Net	976
Total Income	116,340
Expenses
Investment Advisory Fees—Note B	25,479
The Vanguard Group—Note C
Management and Administrative—Investor Shares	1,291
Management and Administrative—Admiral Shares	12,759
Marketing and Distribution—Investor Shares	30
Marketing and Distribution—Admiral Shares	444
Custodian Fees	280
Shareholders’ Reports and Proxy Fees—Investor Shares	40
Shareholders’ Reports and Proxy Fees—Admiral Shares	146
Trustees’ Fees and Expenses	6
Other Expenses	7
Total Expenses	40,482
Net Investment Income	75,858
Realized Net Gain (Loss)
Investment Securities Sold[2]	902,035
Foreign Currencies	(30)
Realized Net Gain (Loss)	902,005
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,719,192)
Foreign Currencies	(101)
Change in Unrealized Appreciation (Depreciation)	(1,719,293)
Net Increase (Decrease) in Net Assets Resulting from Operations	(741,430)
1	Dividends are net of foreign withholding taxes of $1,419.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,095, $25, and ($100), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Capital Opportunity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,858	167,340
Realized Net Gain (Loss)	902,005	1,605,782
Change in Unrealized Appreciation (Depreciation)	(1,719,293)	2,977,762
Net Increase (Decrease) in Net Assets Resulting from Operations	(741,430)	4,750,884
Distributions
Investor Shares	(103,994)	(31,970)
Admiral Shares	(1,625,426)	(457,901)
Total Distributions	(1,729,420)	(489,871)
Capital Share Transactions
Investor Shares	26,562	(145,710)
Admiral Shares	513,423	(227,324)
Net Increase (Decrease) from Capital Share Transactions	539,985	(373,034)
Total Increase (Decrease)	(1,930,865)	3,887,979
Net Assets
Beginning of Period	23,114,993	19,227,014
End of Period	21,184,128	23,114,993

See accompanying Notes, which are an integral part of the Financial Statements.
7

Capital Opportunity Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$88.86	$72.75	$63.49	$88.53	$71.69	$64.38
Investment Operations
Net Investment Income[1]	.256	.581	.548	.470	.276	.454
Net Realized and Unrealized Gain (Loss) on Investments	(3.122)	17.340	14.575	(16.748)	23.563	11.233
Total from Investment Operations	(2.866)	17.921	15.123	(16.278)	23.839	11.687
Distributions
Dividends from Net Investment Income	(.568)	(.544)	(.506)	(.295)	(.334)	(.501)
Distributions from Realized Capital Gains	(6.126)	(1.267)	(5.357)	(8.467)	(6.665)	(3.876)
Total Distributions	(6.694)	(1.811)	(5.863)	(8.762)	(6.999)	(4.377)
Net Asset Value, End of Period	$79.30	$88.86	$72.75	$63.49	$88.53	$71.69
Total Return[2]	-3.47%	25.01%	25.20%	-20.45%	34.75%	18.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,268	$1,389	$1,260	$1,114	$1,585	$1,518
Ratio of Total Expenses to Average Net Assets	0.42%	0.43%[3]	0.43%[3]	0.43%[3]	0.43%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.58%	0.72%	0.79%	0.61%	0.33%	0.69%
Portfolio Turnover Rate	3%	9%	6%	6%	7%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.43%.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Capital Opportunity Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$205.15	$167.95	$146.60	$204.49	$165.62	$148.73
Investment Operations
Net Investment Income[1]	.665	1.469	1.377	1.215	.775	1.148
Net Realized and Unrealized Gain (Loss) on Investments	(7.211)	40.027	33.636	(38.672)	54.409	25.968
Total from Investment Operations	(6.546)	41.496	35.013	(37.457)	55.184	27.116
Distributions
Dividends from Net Investment Income	(1.460)	(1.370)	(1.293)	(.873)	(.916)	(1.270)
Distributions from Realized Capital Gains	(14.144)	(2.926)	(12.370)	(19.560)	(15.398)	(8.956)
Total Distributions	(15.604)	(4.296)	(13.663)	(20.433)	(16.314)	(10.226)
Net Asset Value, End of Period	$183.00	$205.15	$167.95	$146.60	$204.49	$165.62
Total Return[2]	-3.43%	25.09%	25.29%	-20.39%	34.84%	18.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,916	$21,726	$17,967	$14,696	$19,228	$15,395
Ratio of Total Expenses to Average Net Assets	0.35%	0.36%[3]	0.36%[3]	0.36%[3]	0.36%	0.37%
Ratio of Net Investment Income to Average Net Assets	0.65%	0.78%	0.86%	0.68%	0.40%	0.76%
Portfolio Turnover Rate	3%	9%	6%	6%	7%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.36%.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Capital Opportunity Fund
Notes to Financial Statements
Vanguard Capital Opportunity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10

Capital Opportunity Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.22% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $603,000, representing less than 0.01% of the fund’s net assets and 0.24% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,298,511	341,016	—	20,639,527
Temporary Cash Investments	685,109	—	—	685,109
Total	20,983,620	341,016	—	21,324,636
E.	As of March 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,309,099
Gross Unrealized Appreciation	13,152,876
Gross Unrealized Depreciation	(1,137,339)
Net Unrealized Appreciation (Depreciation)	12,015,537
F.	During the six months ended March 31, 2025, the fund purchased $756,993,000 of investment securities and sold $1,582,851,000 of investment securities, other than temporary cash investments.
11

Capital Opportunity Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	58,089	665	136,706	1,782
Issued in Lieu of Cash Distributions	91,097	1,111	28,323	366
Redeemed	(122,624)	(1,422)	(310,739)	(3,829)
Net Increase (Decrease)—Investor Shares	26,562	354	(145,710)	(1,681)
Admiral Shares
Issued	470,806	2,376	1,228,790	6,625
Issued in Lieu of Cash Distributions	1,349,161	7,136	391,037	2,192
Redeemed	(1,306,544)	(6,580)	(1,847,151)	(9,894)
Net Increase (Decrease)—Admiral Shares	513,423	2,932	(227,324)	(1,077)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1112 052025
12

Financial Statements
For the six-months ended March 31, 2025
Vanguard Global Equity Fund

Contents
Financial Statements	1

Global Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.8%)
Australia (0.5%)
[1]	BHP Group Ltd. (XLON) Class DI	1,541,806	37,068
Brazil (1.2%)
	Petroleo Brasileiro SA ADR (XNYS)	1,777,083	25,483
	B3 SA - Brasil Bolsa Balcao	11,159,300	23,741
	Ambev SA	8,841,310	20,916
*	NU Holdings Ltd. Class A	1,709,695	17,507
			87,647
Canada (2.2%)
*	Shopify Inc. Class A (XTSE)	710,775	67,797
	Magna International Inc.	1,152,623	39,178
[1]	Brookfield Corp.	492,328	25,803
	Stella-Jones Inc.	486,663	23,078
			155,856
China (3.5%)
	China Overseas Land & Investment Ltd.	26,424,500	47,299
	Alibaba Group Holding Ltd.	2,810,079	46,496
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	1,166,000	40,810
*	PDD Holdings Inc. ADR	286,780	33,940
*	Li Auto Inc. Class A	2,382,358	30,023
	ANTA Sports Products Ltd.	2,508,000	27,575
	Kweichow Moutai Co. Ltd. Class A	121,100	26,084
			252,227
Denmark (1.3%)
	Novo Nordisk A/S Class B	626,730	42,855
	Novo Nordisk A/S ADR	534,263	37,099
*	Genmab A/S	65,053	12,674
			92,628
Finland (0.5%)
	Nokia OYJ	3,586,428	18,889
	Nokia OYJ ADR	2,677,936	14,113
			33,002
France (3.5%)
	Sanofi SA	419,481	46,446
	ArcelorMittal SA	1,380,084	39,866
	Cie Generale des Etablissements Michelin SCA	1,017,313	35,755
	Rexel SA	1,000,420	26,962
	Hermes International SCA	8,306	21,854
	Edenred SE	612,913	19,918
	Nexans SA	154,122	15,131
	LVMH Moet Hennessy Louis Vuitton SE	20,167	12,489
	Sartorius Stedim Biotech	60,895	12,064
[2]	Amundi SA	135,117	10,586
*	SOITEC	173,994	9,305
			250,376
Germany (2.2%)
	Daimler Truck Holding AG	1,496,082	60,606
	BASF SE	1,061,256	53,199
	Fresenius Medical Care AG	887,763	44,175
			157,980
Hong Kong (0.9%)
	AIA Group Ltd.	5,322,400	40,290
	Galaxy Entertainment Group Ltd.	5,540,825	21,653
			61,943
India (0.6%)
[2]	Reliance Industries Ltd. GDR	776,783	45,438
1

Global Equity Fund
		Shares	Market Value• ($000)
Ireland (0.9%)
	Ryanair Holdings plc ADR	1,510,690	64,008
	Bank of Ireland Group plc	271,568	3,209
			67,217
Israel (0.1%)
*	Wix.com Ltd.	62,709	10,245
Italy (0.6%)
	Enel SpA	5,322,484	43,178
*	Saipem SpA	10,000	23
			43,201
Japan (3.3%)
	Keyence Corp.	127,936	50,306
	Olympus Corp.	2,608,000	34,140
	Nippon Paint Holdings Co. Ltd.	3,079,300	23,124
	Daiichi Sankyo Co. Ltd.	894,400	21,299
	Disco Corp.	101,500	20,728
	SMC Corp.	55,700	19,932
	TDK Corp.	1,865,700	19,551
*	Rakuten Group Inc.	3,288,500	18,866
[1]	Kokusai Electric Corp.	863,000	14,284
	CyberAgent Inc.	1,737,400	13,221
	Cosmos Pharmaceutical Corp.	59,900	3,000
			238,451
Netherlands (4.7%)
	Prosus NV	2,720,281	126,382
*,2	Adyen NV	34,280	52,544
	ING Groep NV	2,440,730	47,817
[1]	Randstad NV	933,998	38,823
*	Argenx SE ADR	49,523	29,311
	ASML Holding NV	37,077	24,537
	ASM International NV	41,133	18,744
			338,158
Other (0.3%)
[3]	Vanguard Growth ETF	53,910	19,991
Russia (0.0%)
*,4	Sberbank of Russia PJSC	3,912,108	—
*,4	VK Co. Ltd. GDR	128,137	—
*,4	Severstal PAO GDR (Registered)	520,152	—
			—
Singapore (0.6%)
*	Sea Ltd. ADR	335,558	43,787
South Korea (2.3%)
	Samsung Electronics Co. Ltd. (XKRX)	1,864,830	73,932
*	Coupang Inc.	2,986,534	65,495
	Shinhan Financial Group Co. Ltd.	864,895	27,679
			167,106
Sweden (1.3%)
	Atlas Copco AB Class B	2,890,949	40,653
*	Spotify Technology SA	57,874	31,832
	Epiroc AB Class B	1,243,589	21,904
			94,389
Switzerland (1.5%)
	Cie Financiere Richemont SA Class A (Registered)	267,684	46,729
	UBS Group AG (Registered)	1,228,210	37,724
	Julius Baer Group Ltd.	381,938	26,474
			110,927
Taiwan (2.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	3,817,000	107,498
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	378,110	62,766
			170,264
United Kingdom (4.3%)
	CRH plc (SGMX)	595,035	52,150
*	Flutter Entertainment plc	219,342	48,625
2

Global Equity Fund
		Shares	Market Value• ($000)
	Shell plc	1,215,855	44,494
	Reckitt Benckiser Group plc	629,043	42,536
	HSBC Holdings plc	3,339,942	37,863
	J Sainsbury plc	12,054,561	36,743
	Barclays plc	8,695,884	32,697
	Bellway plc	487,401	15,020
			310,128
United States (58.1%)
	NVIDIA Corp.	2,485,386	269,366
*	Amazon.com Inc.	1,394,833	265,381
	Microsoft Corp.	599,694	225,119
	Meta Platforms Inc. Class A	257,893	148,639
	Mastercard Inc. Class A	260,177	142,608
*	DoorDash Inc. Class A	557,262	101,851
	Elevance Health Inc.	230,098	100,083
*	MercadoLibre Inc.	45,975	89,691
	Alphabet Inc. Class A	554,915	85,812
	Service Corp. International	1,043,486	83,688
*	Netflix Inc.	89,511	83,472
	Eli Lilly & Co.	97,964	80,909
	Martin Marietta Materials Inc.	149,513	71,487
	CVS Health Corp.	923,849	62,591
	Baxter International Inc.	1,786,590	61,155
	Apple Inc.	274,740	61,028
	Cognizant Technology Solutions Corp. Class A	771,725	59,037
*	AutoZone Inc.	15,288	58,290
	UnitedHealth Group Inc.	106,128	55,585
	Dollar General Corp.	618,256	54,363
	Humana Inc.	200,133	52,955
	Alphabet Inc. Class C	331,278	51,756
*	Charter Communications Inc. Class A	139,822	51,529
	Tyson Foods Inc. Class A	711,040	45,371
	Dow Inc.	1,297,574	45,311
*	Uber Technologies Inc.	613,524	44,701
	Capital One Financial Corp.	247,487	44,374
	SS&C Technologies Holdings Inc.	526,385	43,969
*	Clean Harbors Inc.	221,249	43,608
*	CBRE Group Inc. Class A	313,903	41,052
	Citigroup Inc.	576,798	40,947
	S&P Global Inc.	80,427	40,865
*	Block Inc. (XNYS)	752,147	40,864
	Bristol-Myers Squibb Co.	668,044	40,744
	Royalty Pharma plc Class A	1,285,441	40,016
	Welltower Inc.	258,471	39,600
*	Markel Group Inc.	21,154	39,550
	Moody's Corp.	84,252	39,235
	Global Payments Inc.	384,962	37,696
*	Cloudflare Inc. Class A	334,477	37,692
*	Alnylam Pharmaceuticals Inc.	135,369	36,552
	Lear Corp.	403,624	35,608
	Texas Instruments Inc.	194,413	34,936
	Salesforce Inc.	126,547	33,960
*	Intuitive Surgical Inc.	68,047	33,702
*	Synopsys Inc.	77,890	33,403
	Medtronic plc	363,510	32,665
	NOV Inc.	2,059,130	31,340
	MetLife Inc.	378,085	30,356
	Arthur J Gallagher & Co.	86,938	30,015
*	Airbnb Inc. Class A	235,360	28,116
	Wells Fargo & Co.	389,096	27,933
*	Chipotle Mexican Grill Inc.	544,360	27,332
*	Trade Desk Inc. Class A	495,777	27,129
*	CoStar Group Inc.	341,673	27,071
	Advanced Drainage Systems Inc.	243,017	26,404
*	Vertex Pharmaceuticals Inc.	53,016	25,703
*	Shake Shack Inc. Class A	289,734	25,546
*	HubSpot Inc.	44,384	25,356
*	AeroVironment Inc.	207,525	24,735
*	Dutch Bros Inc. Class A	397,218	24,524
3

Global Equity Fund
		Shares	Market Value• ($000)
	Walt Disney Co.	244,978	24,179
	Thermo Fisher Scientific Inc.	48,103	23,936
*	ON Semiconductor Corp.	572,637	23,301
	Eaton Corp. plc	80,601	21,910
	Skyworks Solutions Inc.	325,730	21,052
*	Unity Software Inc.	1,056,870	20,704
*	Builders FirstSource Inc.	165,383	20,663
	Entegris Inc.	228,416	19,982
	Amdocs Ltd.	217,950	19,942
	HA Sustainable Infrastructure Capital Inc.	676,727	19,788
*	Norwegian Cruise Line Holdings Ltd.	1,005,084	19,056
*	Enphase Energy Inc.	303,718	18,846
*	Datadog Inc. Class A	189,699	18,820
*	MongoDB Inc.	104,692	18,363
	PVH Corp.	273,044	17,650
*	SiteOne Landscape Supply Inc.	136,209	16,541
	FTAI Aviation Ltd.	144,082	15,997
*	YETI Holdings Inc.	467,831	15,485
	WillScot Holdings Corp.	555,452	15,442
*	Exact Sciences Corp.	349,211	15,117
*	Floor & Decor Holdings Inc. Class A	182,041	14,649
	Comfort Systems USA Inc.	44,655	14,394
*	AppLovin Corp. Class A	53,709	14,231
*	Revolution Medicines Inc.	390,133	13,795
*	Coherent Corp.	210,970	13,700
*	First Solar Inc.	97,527	12,330
	Wingstop Inc.	50,647	11,425
	Newell Brands Inc.	1,796,649	11,139
*	Sweetgreen Inc. Class A	441,198	11,039
	Brunswick Corp.	199,147	10,724
*	Tesla Inc.	37,176	9,635
*,1	Mobileye Global Inc. Class A	635,223	9,144
*	Champion Homes Inc.	90,012	8,530
*	Neogen Corp.	965,271	8,369
*,4	ABIOMED Inc. CVR	82,912	85
			4,194,339
Total Common Stocks (Cost $5,335,979)			6,982,368
Temporary Cash Investments (4.7%)
Money Market Fund (4.7%)
[5,6]	Vanguard Market Liquidity Fund, 4.342% (Cost $338,222)	3,382,689	338,235
Total Investments (101.5%) (Cost $5,674,201)			7,320,603
Other Assets and Liabilities—Net (-1.5%)			(106,880)
Net Assets (100%)			7,213,723
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $87,338.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $108,568, representing 1.5% of net assets.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $92,728 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
4

Global Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	300	84,799	(839)
MSCI EAFE Index	June 2025	257	31,049	(1,133)
MSCI Emerging Markets Index	June 2025	253	14,052	(500)
				(2,472)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/18/25	AUD	2	USD	1	—	—
Toronto-Dominion Bank	6/18/25	CAD	2	USD	2	—	—
State Street Bank & Trust Co.	6/18/25	HKD	12	USD	2	—	—
Barclays Bank plc	6/18/25	JPY	563	USD	4	—	—
BNP Paribas	6/18/25	USD	9	CHF	8	—	—
BNP Paribas	6/18/25	USD	336	EUR	309	1	—
State Street Bank & Trust Co.	6/18/25	USD	31	GBP	24	—	—
HSBC Bank plc	6/18/25	USD	220	SEK	2,195	1	—
						2	—
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Equity Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,315,119)	6,962,377
Affiliated Issuers (Cost $359,082)	358,226
Total Investments in Securities	7,320,603
Investment in Vanguard	204
Cash Collateral Pledged—Futures Contracts	7,363
Foreign Currency, at Value (Cost $507)	488
Receivables for Investment Securities Sold	36,191
Receivables for Accrued Income	11,811
Receivables for Capital Shares Issued	725
Variation Margin Receivable—Futures Contracts	125
Unrealized Appreciation—Forward Currency Contracts	2
Total Assets	7,377,512
Liabilities
Due to Custodian	6,264
Payables for Investment Securities Purchased	29,472
Collateral for Securities on Loan	92,728
Payables to Investment Advisor	3,910
Payables for Capital Shares Redeemed	30,754
Payables to Vanguard	661
Total Liabilities	163,789
Net Assets	7,213,723
1 Includes $87,338 of securities on loan.
At March 31, 2025, net assets consisted of:

Paid-in Capital	5,247,427
Total Distributable Earnings (Loss)	1,966,296
Net Assets	7,213,723

Net Assets
Applicable to 208,689,475 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,213,723
Net Asset Value Per Share	$34.57

See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Equity Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	40,927
Dividends—Affiliated Issuers	27
Interest—Unaffiliated Issuers	251
Interest—Affiliated Issuers	5,536
Securities Lending—Net	103
Total Income	46,844
Expenses
Investment Advisory Fees—Note B
Basic Fee	9,200
Performance Adjustment	(1,009)
The Vanguard Group—Note C
Management and Administrative	7,903
Marketing and Distribution	185
Custodian Fees	119
Shareholders’ Reports and Proxy Fees	85
Trustees’ Fees and Expenses	2
Other Expenses	60
Total Expenses	16,545
Net Investment Income	30,299
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	458,099
Investment Securities Sold—Affiliated Issuers	4,979
Futures Contracts	(1,657)
Forward Currency Contracts	5
Foreign Currencies	(77)
Realized Net Gain (Loss)	461,349
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(854,323)
Investment Securities—Affiliated Issuers	(1,552)
Futures Contracts	(6,280)
Forward Currency Contracts	8
Foreign Currencies	(161)
Change in Unrealized Appreciation (Depreciation)	(862,308)
Net Increase (Decrease) in Net Assets Resulting from Operations	(370,660)
1	Dividends are net of foreign withholding taxes of $1,333.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,299	97,619
Realized Net Gain (Loss)	461,349	414,011
Change in Unrealized Appreciation (Depreciation)	(862,308)	1,568,236
Net Increase (Decrease) in Net Assets Resulting from Operations	(370,660)	2,079,866
Distributions
Total Distributions	(313,822)	(87,392)
Capital Share Transactions
Issued	193,656	448,821
Issued in Lieu of Cash Distributions	268,386	75,899
Redeemed	(989,515)	(1,061,728)
Net Increase (Decrease) from Capital Share Transactions	(527,473)	(537,008)
Total Increase (Decrease)	(1,211,955)	1,455,466
Net Assets
Beginning of Period	8,425,678	6,970,212
End of Period	7,213,723	8,425,678

See accompanying Notes, which are an integral part of the Financial Statements.
8

Global Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$37.88	$29.24	$27.07	$41.53	$33.31	$30.75
Investment Operations
Net Investment Income[1]	.140	.422	.366	.373	.371	.312
Net Realized and Unrealized Gain (Loss) on Investments	(1.945)	8.592	4.831	(10.641)	8.939	4.219
Total from Investment Operations	(1.805)	9.014	5.197	(10.268)	9.310	4.531
Distributions
Dividends from Net Investment Income	(.445)	(.374)	(.442)	(.355)	(.254)	(.742)
Distributions from Realized Capital Gains	(1.060)	—	(2.585)	(3.837)	(.836)	(1.229)
Total Distributions	(1.505)	(.374)	(3.027)	(4.192)	(1.090)	(1.971)
Net Asset Value, End of Period	$34.57	$37.88	$29.24	$27.07	$41.53	$33.31
Total Return[2]	-4.93%	31.04%	20.22%	-27.52%	28.29%	15.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,214	$8,426	$6,970	$6,271	$9,063	$6,809
Ratio of Total Expenses to Average Net Assets[3]	0.41%	0.43%[4]	0.42%[5]	0.41%[5]	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.74%	1.25%	1.24%	1.07%	0.93%	1.02%
Portfolio Turnover Rate	21%	38%	25%	84%	28%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.02%), (0.03%), (0.04%), (0.00%), and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.43%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.42% and 0.41%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Equity Fund
Notes to Financial Statements
Vanguard Global Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2025, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10

Global Equity Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	The investment advisory firms Baillie Gifford Overseas Ltd., Wellington Management Company LLP, and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index for the preceding three years. The basic fees of Wellington Management Company LLP and Pzena Investment Management, LLC, are subject to quarterly adjustments based on performance relative to the MSCI All Country World Growth Index and the MSCI All Country World Value Index, respectively, since September 30, 2022.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended March 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net decrease of $1,009,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
11

Global Equity Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $204,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,437,757	—	85	4,437,842
Common Stocks—Other	412,587	2,131,939	—	2,544,526
Temporary Cash Investments	338,235	—	—	338,235
Total	5,188,579	2,131,939	85	7,320,603
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	2	—	2
Liabilities
Futures Contracts[1]	(2,472)	—	—	(2,472)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At March 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	2	2
Total Assets	—	2	2

Unrealized Depreciation—Futures Contracts[1]	(2,472)	—	(2,472)
Total Liabilities	(2,472)	—	(2,472)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(1,657)	—	(1,657)
Forward Currency Contracts	—	5	5
Realized Net Gain (Loss) on Derivatives	(1,657)	5	(1,652)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(6,280)	—	(6,280)
Forward Currency Contracts	—	8	8
Change in Unrealized Appreciation (Depreciation) on Derivatives	(6,280)	8	(6,272)
12

Global Equity Fund
F.	As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,681,337
Gross Unrealized Appreciation	2,097,218
Gross Unrealized Depreciation	(460,422)
Net Unrealized Appreciation (Depreciation)	1,636,796
G.	During the six months ended March 31, 2025, the fund purchased $1,635,949,000 of investment securities and sold $2,423,263,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	5,233	13,314
Issued in Lieu of Cash Distributions	7,432	2,335
Redeemed	(26,426)	(31,571)
Net Increase (Decrease) in Shares Outstanding	(13,761)	(15,922)
I.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Growth ETF	16,587	217,624	217,667	4,985	(1,538)	27	—	19,991
Vanguard Market Liquidity Fund	280,394	NA1	NA1	(6)	(14)	5,536	—	338,235
Total	296,981	217,624	217,667	4,979	(1,552)	5,563	—	358,226
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q1292 052025
13

Financial Statements
For the six-months ended March 31, 2025
Vanguard Strategic Small-Cap Equity Fund

Contents
Financial Statements	1

Strategic Small-Cap Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.2%)
Communication Services (3.0%)
	Telephone & Data Systems Inc.	191,381	7,414
*	Yelp Inc.	182,452	6,756
*	EverQuote Inc. Class A	145,351	3,807
*	Vimeo Inc.	715,259	3,762
*	Anterix Inc.	91,906	3,364
*	Lumen Technologies Inc.	787,348	3,086
*	Clear Channel Outdoor Holdings Inc.	2,612,055	2,899
*	ZipRecruiter Inc. Class A	466,795	2,749
*	WideOpenWest Inc.	325,042	1,609
	Cinemark Holdings Inc.	54,776	1,363
*	Cars.com Inc.	115,361	1,300
*	Mediaalpha Inc. Class A	118,332	1,093
*	Bandwidth Inc. Class A	68,748	901
	Playtika Holding Corp.	174,223	901
*	Bumble Inc. Class A	194,654	845
*	Magnite Inc.	70,816	808
*	Cargurus Inc.	27,256	794
*	iHeartMedia Inc. Class A	478,484	790
*	EW Scripps Co. Class A	252,951	749
*	AMC Entertainment Holdings Inc. Class A	253,863	729
*	QuinStreet Inc.	39,997	714
*	Taboola.com Ltd.	182,483	538
*	Thryv Holdings Inc.	40,913	524
*	Liberty Global Ltd. Class A	41,168	474
*	AST SpaceMobile Inc.	17,005	387
			48,356
Consumer Discretionary (11.2%)
	Travel & Leisure Co.	202,495	9,373
	KB Home	143,595	8,346
*	M/IHomes Inc.	62,234	7,106
	Toll Brothers Inc.	63,511	6,706
	Boyd Gaming Corp.	99,657	6,560
*	Frontdoor Inc.	163,318	6,275
*	Tri Pointe Homes Inc.	195,911	6,253
	Gap Inc.	295,616	6,093
*	Adtalem Global Education Inc.	58,704	5,908
	Upbound Group Inc.	226,156	5,419
*	Brinker International Inc.	35,372	5,272
	PVH Corp.	78,235	5,057
*	Abercrombie & Fitch Co. Class A	64,772	4,947
	Leggett & Platt Inc.	589,966	4,667
	Dana Inc.	338,187	4,508
	Macy's Inc.	341,516	4,289
*	Urban Outfitters Inc.	81,637	4,278
*	GameStop Corp. Class A	185,430	4,139
*	National Vision Holdings Inc.	310,900	3,973
*	American Axle & Manufacturing Holdings Inc.	943,464	3,840
*	Goodyear Tire & Rubber Co.	399,658	3,693
	Texas Roadhouse Inc.	21,891	3,648
*	Shake Shack Inc. Class A	38,632	3,406
*	Sally Beauty Holdings Inc.	362,758	3,276
*	Light & Wonder Inc.	37,047	3,209
*	Udemy Inc.	412,649	3,202
	Standard Motor Products Inc.	125,614	3,132
	ADT Inc.	378,806	3,083
*	Taylor Morrison Home Corp.	50,988	3,061
*	Warby Parker Inc. Class A	158,136	2,883
*	Five Below Inc.	31,848	2,386
*	Hanesbrands Inc.	392,740	2,266
1

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
	OneSpaWorld Holdings Ltd.	129,162	2,169
	American Eagle Outfitters Inc.	172,005	1,999
*	G-III Apparel Group Ltd.	68,253	1,867
*	Cavco Industries Inc.	3,507	1,822
*	Grand Canyon Education Inc.	10,509	1,818
*	Zumiez Inc.	120,963	1,801
	Strategic Education Inc.	19,937	1,674
	Wingstop Inc.	7,118	1,606
*	Dorman Products Inc.	12,686	1,529
	Carriage Services Inc.	36,099	1,399
*	Bright Horizons Family Solutions Inc.	10,034	1,275
*	Universal Technical Institute Inc.	49,590	1,273
	Dine Brands Global Inc.	47,929	1,115
*	Accel Entertainment Inc.	107,511	1,066
*	Planet Fitness Inc. Class A	10,769	1,040
	Monarch Casino & Resort Inc.	13,128	1,021
*	Boot Barn Holdings Inc.	8,714	936
*	Coursera Inc.	128,303	854
*	Stitch Fix Inc. Class A	261,876	851
*	Gentherm Inc.	30,955	828
*	Carvana Co.	3,918	819
*	QVC Group Inc.	3,647,629	734
*	Genesco Inc.	28,493	605
*	BJ's Restaurants Inc.	17,629	604
*	Adient plc	42,951	552
	Perdoceo Education Corp.	21,199	534
*	Cava Group Inc.	5,638	487
*	Sabre Corp.	122,695	345
*	Chegg Inc.	450,928	288
	Wolverine World Wide Inc.	16,888	235
	Bloomin' Brands Inc.	32,337	232
			183,632
Consumer Staples (3.5%)
	Coca-Cola Consolidated Inc.	7,122	9,615
	Turning Point Brands Inc.	154,286	9,171
*	BellRing Brands Inc.	102,056	7,599
*	Pilgrim's Pride Corp.	93,846	5,116
	Energizer Holdings Inc.	113,033	3,382
	Nu Skin Enterprises Inc. Class A	418,412	3,038
	PriceSmart Inc.	31,094	2,732
*	United Natural Foods Inc.	97,303	2,665
	SpartanNash Co.	126,029	2,553
*	Post Holdings Inc.	21,326	2,481
	Cal-Maine Foods Inc.	24,375	2,216
*	Herbalife Ltd.	247,562	2,136
	Fresh Del Monte Produce Inc.	66,561	2,052
*	USANA Health Sciences Inc.	42,521	1,147
	Andersons Inc.	22,905	983
	Calavo Growers Inc.	39,805	955
			57,841
Energy (4.3%)
	Matador Resources Co.	225,894	11,541
*	Plains GP Holdings LP Class A	435,310	9,298
*	CNX Resources Corp.	267,370	8,417
	SM Energy Co.	261,994	7,847
	Core Natural Resources Inc.	61,737	4,760
	Excelerate Energy Inc. Class A	130,838	3,752
	Weatherford International plc	68,074	3,645
	DTE Midstream LLC	34,544	3,333
	Berry Corp.	865,501	2,778
	NOV Inc.	146,221	2,226
*	Oceaneering International Inc.	99,186	2,163
*	Gulfport Energy Corp.	11,094	2,043
	International Seaways Inc.	59,685	1,982
	Murphy Oil Corp.	64,968	1,845
*	REX American Resources Corp.	47,328	1,778
*	Bristow Group Inc.	25,613	809
	SandRidge Energy Inc.	54,407	621
	Sitio Royalties Corp. Class A	27,954	556
2

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
	Civitas Resources Inc.	15,357	536
*	DMC Global Inc.	55,237	465
*	Oil States International Inc.	71,296	367
			70,762
Financials (19.3%)
	Axis Capital Holdings Ltd.	145,017	14,536
	Stifel Financial Corp.	133,467	12,581
	CNO Financial Group Inc.	298,869	12,448
	Essent Group Ltd.	210,668	12,160
	Popular Inc.	131,017	12,102
	Zions Bancorp NA	235,289	11,731
	Hancock Whitney Corp.	215,052	11,279
*	Enova International Inc.	112,696	10,882
	Janus Henderson Group plc	300,301	10,856
	FNB Corp.	804,856	10,825
	Federated Hermes Inc.	262,412	10,699
*	NMI Holdings Inc.	281,930	10,164
	MGIC Investment Corp.	405,905	10,058
	OFG Bancorp	251,242	10,055
	Fulton Financial Corp.	531,120	9,608
	BankUnited Inc.	245,796	8,465
	Virtu Financial Inc. Class A	172,023	6,558
	Associated Banc-Corp.	284,162	6,402
	Westamerica BanCorp	116,052	5,876
	Mercury General Corp.	97,632	5,458
*	Euronet Worldwide Inc.	43,769	4,677
	Affiliated Managers Group Inc.	27,297	4,587
	Berkshire Hills Bancorp Inc.	169,158	4,413
*	Payoneer Global Inc.	582,538	4,258
	First Financial Corp.	82,509	4,041
	Virtus Investment Partners Inc.	23,421	4,037
*	Skyward Specialty Insurance Group Inc.	76,042	4,024
	Central Pacific Financial Corp.	133,421	3,608
*	Palomar Holdings Inc.	26,212	3,593
	Amalgamated Financial Corp.	120,593	3,467
	Piper Sandler Cos.	13,425	3,325
	Pathward Financial Inc.	44,626	3,255
*	LendingClub Corp.	309,158	3,191
	Veritex Holdings Inc.	124,537	3,110
	Horizon Bancorp Inc.	201,215	3,034
	Unum Group	33,511	2,730
	Hope Bancorp Inc.	253,346	2,653
	Synovus Financial Corp.	55,319	2,586
	First Financial Bancorp	100,443	2,509
	Jackson Financial Inc. Class A	27,646	2,316
	Byline Bancorp Inc.	85,926	2,248
	Old Second Bancorp Inc.	134,594	2,240
	OceanFirst Financial Corp.	129,120	2,196
	First BanCorp (XNYS)	111,246	2,133
*	Hamilton Insurance Group Ltd. Class B	96,324	1,997
	Employers Holdings Inc.	36,667	1,857
*	Metropolitan Bank Holding Corp.	31,220	1,748
	Towne Bank	50,056	1,711
	Hanover Insurance Group Inc.	8,141	1,416
*	AvidXchange Holdings Inc.	166,940	1,416
	United Fire Group Inc.	47,097	1,387
	SouthState Corp.	14,918	1,385
	Mercantile Bank Corp.	29,711	1,291
	James River Group Holdings Ltd.	301,141	1,265
*	Remitly Global Inc.	56,042	1,166
	Flushing Financial Corp.	79,212	1,006
*	PRA Group Inc.	47,904	988
	Columbia Banking System Inc.	39,028	973
	First Merchants Corp.	23,195	938
	BGC Group Inc. Class A	102,120	936
*	International Money Express Inc.	70,790	893
	S&T Bancorp Inc.	23,851	884
	1st Source Corp.	14,567	871
	Hanmi Financial Corp.	37,245	844
3

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
	PROG Holdings Inc.	31,558	839
	Stellar Bancorp Inc.	29,985	829
	Heritage Commerce Corp.	82,361	784
	Northwest Bancshares Inc.	62,969	757
	Kemper Corp.	10,142	678
	Enterprise Financial Services Corp.	10,786	580
	Merchants Bancorp	15,120	559
*	Bowhead Specialty Holdings Inc.	11,745	477
	International Bancshares Corp.	7,150	451
	Midland States Bancorp Inc.	24,680	423
	Banc of California Inc.	28,617	406
	Simmons First National Corp. Class A	18,923	388
	Community Trust Bancorp Inc.	7,548	380
	TrustCo Bank Corp. NY	11,695	356
	Burke & Herbert Financial Services Corp.	5,474	307
	Moelis & Co. Class A	4,934	288
			314,448
Health Care (13.2%)
*	Exelixis Inc.	354,916	13,103
*	LivaNova plc	233,556	9,174
	Encompass Health Corp.	86,006	8,711
*	Option Care Health Inc.	245,203	8,570
*	Tenet Healthcare Corp.	63,624	8,557
*	Ultragenyx Pharmaceutical Inc.	216,076	7,824
*	Ionis Pharmaceuticals Inc.	241,198	7,277
*	Merit Medical Systems Inc.	67,524	7,138
	HealthStream Inc.	215,462	6,934
*	Medpace Holdings Inc.	18,020	5,490
*	Blueprint Medicines Corp.	59,418	5,259
*	BioCryst Pharmaceuticals Inc.	678,454	5,088
*	PTC Therapeutics Inc.	95,913	4,888
*	Veracyte Inc.	155,765	4,618
*	REGENXBIO Inc.	632,380	4,522
*	Insmed Inc.	54,677	4,171
*	ADMA Biologics Inc.	204,453	4,056
*	Natera Inc.	24,510	3,466
*	Teladoc Health Inc.	426,308	3,393
*	Phreesia Inc.	115,543	2,953
*	ACADIA Pharmaceuticals Inc.	173,596	2,883
	Select Medical Holdings Corp.	161,807	2,702
*	Sage Therapeutics Inc.	330,987	2,631
*	Omnicell Inc.	72,911	2,549
*	Varex Imaging Corp.	213,086	2,472
*	Progyny Inc.	104,839	2,342
*	Castle Biosciences Inc.	115,833	2,319
*	Hims & Hers Health Inc.	77,836	2,300
*	Pediatrix Medical Group Inc.	157,258	2,279
*	Guardant Health Inc.	47,445	2,021
*	Elanco Animal Health Inc. (XNYS)	191,127	2,007
*	ICU Medical Inc.	13,586	1,887
*	Ardelyx Inc.	384,095	1,886
*	CorVel Corp.	16,773	1,878
*	Enanta Pharmaceuticals Inc.	338,097	1,866
*	AnaptysBio Inc.	98,795	1,837
*	TG Therapeutics Inc.	46,074	1,817
*	Arvinas Inc.	253,386	1,779
*	Pennant Group Inc.	69,203	1,740
	CONMED Corp.	27,905	1,685
*	CareDx Inc.	94,228	1,673
*	Arrowhead Pharmaceuticals Inc.	127,312	1,622
*	Addus HomeCare Corp.	16,094	1,592
*	Arcus Biosciences Inc.	182,779	1,435
*	RxSight Inc.	56,474	1,426
*	Relay Therapeutics Inc.	538,024	1,410
*	Myriad Genetics Inc.	146,783	1,302
*	Avanos Medical Inc.	89,862	1,288
*	Arcutis Biotherapeutics Inc.	82,001	1,282
*	LifeStance Health Group Inc.	190,898	1,271
*	Kiniksa Pharmaceuticals International plc	56,699	1,259
4

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	Ironwood Pharmaceuticals Inc.	844,692	1,242
*	Amylyx Pharmaceuticals Inc.	346,735	1,227
*	Adaptive Biotechnologies Corp.	160,896	1,195
*	Community Health Systems Inc.	425,240	1,148
*	Quanterix Corp.	174,239	1,134
*	Intellia Therapeutics Inc.	159,024	1,131
*	Vanda Pharmaceuticals Inc.	234,729	1,077
*	Arcturus Therapeutics Holdings Inc.	101,570	1,076
*	Zimvie Inc.	99,611	1,076
*	10X Genomics Inc. Class A	113,083	987
*	Keros Therapeutics Inc.	90,500	922
*	Aclaris Therapeutics Inc.	592,568	907
*	Owens & Minor Inc.	94,764	856
*	Inogen Inc.	113,916	812
*	Halozyme Therapeutics Inc.	12,184	777
*	Alector Inc.	628,627	773
*	Bridgebio Pharma Inc.	22,094	764
*	Editas Medicine Inc.	651,466	756
*	Catalyst Pharmaceuticals Inc.	30,216	733
*	Bioventus Inc. Class A	78,109	715
*	Vir Biotechnology Inc.	107,866	699
*,1	Coherus Biosciences Inc.	762,210	615
*	Nektar Therapeutics	763,309	519
*	AdaptHealth Corp.	46,940	509
*	RAPT Therapeutics Inc.	401,648	490
*	Aldeyra Therapeutics Inc.	80,353	462
*	Organogenesis Holdings Inc.	106,016	458
	Mesa Laboratories Inc.	3,792	450
*	Codexis Inc.	160,192	431
*	Novavax Inc.	60,340	387
*	Emergent BioSolutions Inc.	77,756	378
*	AtriCure Inc.	11,501	371
*	Prothena Corp. plc	29,506	365
*	CytomX Therapeutics Inc.	555,119	353
*	Praxis Precision Medicines Inc.	8,933	338
*	Alkermes plc	10,128	334
*	Novocure Ltd.	18,765	334
*	Zentalis Pharmaceuticals Inc.	209,330	333
*,1	Agenus Inc.	205,345	309
*	4D Molecular Therapeutics Inc.	92,830	300
*	Fate Therapeutics Inc.	364,481	288
*	FibroGen Inc.	898,604	278
*,1	Pacific Biosciences of California Inc.	235,462	278
*	Joint Corp.	22,122	276
*	Cytek Biosciences Inc.	68,886	276
*	Twist Bioscience Corp.	6,996	275
*	Viridian Therapeutics Inc.	19,122	258
*	Pulmonx Corp.	37,157	250
*	MacroGenics Inc.	186,617	237
*	Neumora Therapeutics Inc.	235,807	236
*	Puma Biotechnology Inc.	67,147	199
*	Tango Therapeutics Inc.	144,232	198
*	Atea Pharmaceuticals Inc.	64,273	192
*	Terns Pharmaceuticals Inc.	64,061	177
*	Assembly Biosciences Inc.	17,723	169
*	Health Catalyst Inc.	36,114	164
*	Applied Therapeutics Inc.	267,248	131
*	Precision BioSciences Inc.	16,688	80
*	Inovio Pharmaceuticals Inc.	46,472	76
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $779)	74,374	17
			215,430
Industrials (18.3%)
	Allison Transmission Holdings Inc.	136,135	13,024
	Griffon Corp.	154,925	11,077
	BWX Technologies Inc.	104,852	10,344
	EnerSys	108,348	9,922
	Interface Inc.	466,297	9,251
	Primoris Services Corp.	160,874	9,236
*	SkyWest Inc.	104,494	9,130
5

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
	Acuity Inc.	33,621	8,854
	Applied Industrial Technologies Inc.	38,841	8,752
	EMCOR Group Inc.	22,143	8,185
*	Legalzoom.com Inc.	925,306	7,967
	UFP Industries Inc.	73,695	7,888
	Pitney Bowes Inc.	861,714	7,798
	Matson Inc.	54,086	6,932
	Mueller Water Products Inc. Class A	257,662	6,550
	Ryder System Inc.	44,763	6,437
	Apogee Enterprises Inc.	138,692	6,426
	Greenbrier Cos. Inc.	122,990	6,300
	Brady Corp. Class A	81,996	5,792
	Herc Holdings Inc.	40,697	5,464
*	Sterling Infrastructure Inc.	42,949	4,862
	Arcosa Inc.	62,075	4,787
	Curtiss-Wright Corp.	14,565	4,621
	Steelcase Inc. Class A	414,810	4,546
	Comfort Systems USA Inc.	13,962	4,500
*	Lyft Inc. Class A	366,579	4,351
*	MasTec Inc.	36,630	4,275
	Trinity Industries Inc.	152,208	4,271
*	American Woodmark Corp.	72,407	4,260
*	Proto Labs Inc.	119,802	4,198
	Federal Signal Corp.	55,180	4,058
	Flowserve Corp.	82,796	4,044
	ESCO Technologies Inc.	25,138	4,000
*	CoreCivic Inc.	195,765	3,972
*	MRC Global Inc.	344,266	3,952
*	Kirby Corp.	35,839	3,620
*	Liquidity Services Inc.	111,705	3,464
	Heidrick & Struggles International Inc.	76,524	3,278
*	DXP Enterprises Inc.	39,312	3,234
	Science Applications International Corp.	28,635	3,215
*	Resideo Technologies Inc.	162,037	2,868
	Woodward Inc.	15,634	2,853
	Oshkosh Corp.	29,778	2,801
	Ennis Inc.	132,651	2,665
	Argan Inc.	20,004	2,624
	ACCO Brands Corp.	569,095	2,384
*	Upwork Inc.	173,636	2,266
*	Tutor Perini Corp.	97,658	2,264
	ABM Industries Inc.	45,579	2,159
	Valmont Industries Inc.	7,370	2,103
*	Blue Bird Corp.	60,175	1,948
	UniFirst Corp.	10,254	1,784
*	Gibraltar Industries Inc.	28,622	1,679
*	Energy Recovery Inc.	102,686	1,632
*	SPX Technologies Inc.	12,536	1,614
*	Great Lakes Dredge & Dock Corp.	175,045	1,523
*	Manitowoc Co. Inc.	148,891	1,279
	Genco Shipping & Trading Ltd.	90,531	1,209
	Atkore Inc.	19,676	1,180
	ICF International Inc.	12,438	1,057
	Leonardo DRS Inc.	27,055	890
	Powell Industries Inc.	5,135	875
*	Sun Country Airlines Holdings Inc.	70,176	865
	Franklin Electric Co. Inc.	9,085	853
*	Huron Consulting Group Inc.	5,861	841
*	BlueLinx Holdings Inc.	10,907	818
	Maximus Inc.	11,053	754
*	Ducommun Inc.	12,652	734
*	Thermon Group Holdings Inc.	25,127	700
	Vertiv Holdings Co. Class A	6,210	448
*	TaskUS Inc. Class A	31,518	430
	REV Group Inc.	13,414	424
	Barrett Business Services Inc.	9,762	402
*	Fluor Corp.	10,599	380
	Columbus McKinnon Corp.	21,244	360
	Douglas Dynamics Inc.	14,887	346
	Allient Inc.	14,972	329
6

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	Enviri Corp.	48,678	324
	WESCO International Inc.	1,716	266
*	Forrester Research Inc.	17,789	164
			297,932
Information Technology (11.5%)
*	Cirrus Logic Inc.	106,461	10,609
*	Kyndryl Holdings Inc.	293,970	9,231
*	Commvault Systems Inc.	49,156	7,755
*	Extreme Networks Inc.	564,119	7,463
*	RingCentral Inc. Class A	283,421	7,018
*	NETGEAR Inc.	264,938	6,480
*	ADTRAN Holdings Inc.	609,224	5,312
*	Sanmina Corp.	69,065	5,261
*	Olo Inc. Class A	821,207	4,960
	Benchmark Electronics Inc.	118,316	4,500
*	PROS Holdings Inc.	211,064	4,017
*	Semtech Corp.	107,986	3,715
*	BigCommerce Holdings Inc. Series 1	621,905	3,582
*	Rapid7 Inc.	132,737	3,519
*	Fabrinet	17,557	3,468
	OneSpan Inc.	225,826	3,444
*	Weave Communications Inc.	309,830	3,436
*	Domo Inc. Class B	439,048	3,407
*	ACI Worldwide Inc.	61,885	3,386
*	LiveRamp Holdings Inc.	126,996	3,320
*	Teradata Corp.	147,081	3,306
*	CommScope Holding Co. Inc.	592,902	3,148
*	Manhattan Associates Inc.	16,188	2,801
*	Unisys Corp.	602,571	2,766
*	FARO Technologies Inc.	100,337	2,739
*	Braze Inc. Class A	74,743	2,697
*	Sandisk Corp.	56,183	2,675
*	Xperi Inc.	345,733	2,669
*	Arlo Technologies Inc.	268,773	2,653
*	Impinj Inc.	28,356	2,572
*	Penguin Solutions Inc.	141,813	2,463
*	CEVA Inc.	90,129	2,308
*	Harmonic Inc.	240,301	2,305
	Pegasystems Inc.	31,912	2,219
*	DigitalOcean Holdings Inc.	64,980	2,170
*	Credo Technology Group Holding Ltd.	52,868	2,123
*	Intapp Inc.	36,161	2,111
*	Alkami Technology Inc.	78,559	2,062
	Amkor Technology Inc.	113,266	2,046
*	Ultra Clean Holdings Inc.	95,004	2,034
*	Q2 Holdings Inc.	25,352	2,028
*	MaxLinear Inc.	170,491	1,852
	MKS Instruments Inc.	21,801	1,747
*	FormFactor Inc.	55,999	1,584
*	Alpha & Omega Semiconductor Ltd.	58,351	1,451
*	Yext Inc.	234,607	1,445
*	Itron Inc.	12,392	1,298
*	Zeta Global Holdings Corp. Class A	93,838	1,272
*	Appfolio Inc. Class A	5,700	1,253
*	Axcelis Technologies Inc.	24,055	1,195
*	Rambus Inc.	21,909	1,134
*	Rubrik Inc. Class A	18,302	1,116
	Methode Electronics Inc.	172,725	1,102
*	IonQ Inc.	46,270	1,021
*	Five9 Inc.	37,542	1,019
*	Ribbon Communications Inc.	259,000	1,015
	Napco Security Technologies Inc.	43,388	999
*	Ouster Inc.	108,944	978
*	Life360 Inc.	22,437	861
*	Magnachip Semiconductor Corp.	239,694	822
*	Digital Turbine Inc.	283,738	770
*	ACM Research Inc. Class A	31,730	741
*	MARA Holdings Inc.	64,022	736
*,1	SoundHound AI Inc. Class A	90,673	736
7

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	Core Scientific Inc.	100,891	730
*	Coherent Corp.	10,836	704
*	Freshworks Inc. Class A	43,421	613
*	Asana Inc. Class A	36,970	539
*	PDF Solutions Inc.	27,712	530
*	Upland Software Inc.	182,511	522
*	Viavi Solutions Inc.	46,348	519
*	Ichor Holdings Ltd.	20,351	460
*	ON24 Inc.	87,168	453
*,1	Wolfspeed Inc.	122,563	375
*	Appian Corp. Class A	10,639	307
*	Onto Innovation Inc.	2,287	278
*	8x8 Inc.	133,941	268
*	Cerence Inc.	32,458	256
			188,479
Materials (4.9%)
	Louisiana-Pacific Corp.	107,673	9,904
*	Axalta Coating Systems Ltd.	297,499	9,868
	SunCoke Energy Inc.	902,915	8,307
*	ATI Inc.	143,676	7,475
	Element Solutions Inc.	218,369	4,937
	Kaiser Aluminum Corp.	68,525	4,154
*	Coeur Mining Inc.	648,470	3,839
	Innospec Inc.	39,362	3,730
	Sealed Air Corp.	108,413	3,133
	Minerals Technologies Inc.	49,213	3,129
	Scotts Miracle-Gro Co.	46,336	2,543
	Myers Industries Inc.	190,136	2,268
*	Clearwater Paper Corp.	81,293	2,062
	United States Lime & Minerals Inc.	21,918	1,937
	Hecla Mining Co.	327,845	1,823
*	Perimeter Solutions Inc.	178,770	1,800
	Carpenter Technology Corp.	8,854	1,604
	AdvanSix Inc.	64,955	1,471
	Koppers Holdings Inc.	47,223	1,322
	Trinseo plc	329,784	1,214
	Sylvamo Corp.	16,811	1,128
	Mativ Holdings Inc.	117,033	729
*	O-I Glass Inc.	49,170	564
	Balchem Corp.	3,152	523
	Sonoco Products Co.	10,983	519
*	Magnera Corp.	16,616	302
			80,285
Real Estate (6.8%)
	Brixmor Property Group Inc.	502,960	13,354
	Cousins Properties Inc.	412,533	12,170
	Kite Realty Group Trust	341,624	7,642
	First Industrial Realty Trust Inc.	135,134	7,292
	American Assets Trust Inc.	319,834	6,441
	InvenTrust Properties Corp.	176,027	5,170
	Summit Hotel Properties Inc.	823,809	4,457
	Urban Edge Properties	216,817	4,119
	Newmark Group Inc. Class A	325,421	3,960
*	Compass Inc. Class A	422,450	3,688
	Broadstone Net Lease Inc.	216,074	3,682
	Alexander & Baldwin Inc.	198,887	3,427
	Piedmont Office Realty Trust Inc. Class A	412,770	3,042
	Paramount Group Inc.	684,739	2,944
	Chatham Lodging Trust	392,412	2,798
	Armada Hoffler Properties Inc.	364,119	2,735
	RLJ Lodging Trust	328,377	2,591
	Phillips Edison & Co. Inc.	58,412	2,131
*	Cushman & Wakefield plc	196,245	2,006
	Universal Health Realty Income Trust	48,660	1,993
	Centerspace	26,461	1,713
	Innovative Industrial Properties Inc.	30,404	1,645
	COPT Defense Properties	56,520	1,541
	Xenia Hotels & Resorts Inc.	123,160	1,448
	Elme Communities	75,873	1,320
8

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
	Uniti Group Inc.	217,502	1,096
	One Liberty Properties Inc.	37,488	985
	Whitestone REIT	64,517	940
	Service Properties Trust	252,884	660
	Ryman Hospitality Properties Inc.	7,067	646
*	RE / MAX Holdings Inc. Class A	67,810	568
	Gladstone Commercial Corp.	31,055	465
	LXP Industrial Trust	43,819	379
*	Forestar Group Inc.	16,031	339
	Global Medical REIT Inc.	38,046	333
	Orion Properties Inc.	152,250	326
	Brandywine Realty Trust	68,980	308
			110,354
Utilities (3.2%)
	Avista Corp.	294,811	12,344
	National Fuel Gas Co.	152,589	12,083
	Portland General Electric Co.	221,473	9,878
	Black Hills Corp.	110,640	6,710
	Unitil Corp.	89,130	5,142
	California Water Service Group	45,594	2,209
	Spire Inc.	24,299	1,901
	MDU Resources Group Inc.	48,178	815
	New Jersey Resources Corp.	15,260	749
	Northwestern Energy Group Inc.	6,651	385
			52,216
Total Common Stocks (Cost $1,533,823)			1,619,735
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 4.342% (Cost $7,144)	71,453	7,145
Total Investments (99.6%) (Cost $1,540,967)			1,626,880
Other Assets and Liabilities—Net (0.4%)			5,932
Net Assets (100%)			1,632,812
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,743.
2	Restricted securities totaling $17, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,139 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	130	13,176	(157)

See accompanying Notes, which are an integral part of the Financial Statements.
9

Strategic Small-Cap Equity Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,533,823)	1,619,735
Affiliated Issuers (Cost $7,144)	7,145
Total Investments in Securities	1,626,880
Investment in Vanguard	47
Cash Collateral Pledged—Futures Contracts	483
Receivables for Investment Securities Sold	7,173
Receivables for Accrued Income	1,419
Receivables for Capital Shares Issued	1,105
Total Assets	1,637,107
Liabilities
Due to Custodian	263
Payables for Investment Securities Purchased	19
Collateral for Securities on Loan	2,139
Payables for Capital Shares Redeemed	1,713
Payables to Vanguard	154
Variation Margin Payable—Futures Contracts	7
Total Liabilities	4,295
Net Assets	1,632,812
1 Includes $1,743 of securities on loan.
At March 31, 2025, net assets consisted of:

Paid-in Capital	1,489,492
Total Distributable Earnings (Loss)	143,320
Net Assets	1,632,812

Net Assets
Applicable to 45,559,628 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,632,812
Net Asset Value Per Share	$35.84

See accompanying Notes, which are an integral part of the Financial Statements.
10

Strategic Small-Cap Equity Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Dividends[1]	11,530
Interest[2]	166
Securities Lending—Net	20
Total Income	11,716
Expenses
The Vanguard Group—Note B
Investment Advisory Services	267
Management and Administrative	1,812
Marketing and Distribution	54
Custodian Fees	9
Shareholders’ Reports and Proxy Fees	70
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	2,219
Net Investment Income	9,497
Realized Net Gain (Loss)
Investment Securities Sold[2]	61,077
Futures Contracts	(887)
Realized Net Gain (Loss)	60,190
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(215,252)
Futures Contracts	(196)
Change in Unrealized Appreciation (Depreciation)	(215,448)
Net Increase (Decrease) in Net Assets Resulting from Operations	(145,761)
1	Dividends are net of foreign withholding taxes of $37.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $153, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Strategic Small-Cap Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,497	17,783
Realized Net Gain (Loss)	60,190	150,052
Change in Unrealized Appreciation (Depreciation)	(215,448)	247,082
Net Increase (Decrease) in Net Assets Resulting from Operations	(145,761)	414,917
Distributions
Total Distributions	(160,230)	(36,250)
Capital Share Transactions
Issued	240,511	366,714
Issued in Lieu of Cash Distributions	141,499	31,877
Redeemed	(220,419)	(294,344)
Net Increase (Decrease) from Capital Share Transactions	161,591	104,247
Total Increase (Decrease)	(144,400)	482,914
Net Assets
Beginning of Period	1,777,212	1,294,298
End of Period	1,632,812	1,777,212

See accompanying Notes, which are an integral part of the Financial Statements.
12

Strategic Small-Cap Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$42.74	$33.17	$30.44	$43.90	$28.48	$31.41
Investment Operations
Net Investment Income[1]	.215	.444	.413	.462	.435	.392
Net Realized and Unrealized Gain (Loss) on Investments	(3.298)	10.060	4.669	(6.143)	15.424	(1.955)
Total from Investment Operations	(3.083)	10.504	5.082	(5.681)	15.859	(1.563)
Distributions
Dividends from Net Investment Income	(.404)	(.436)	(.366)	(.507)	(.439)	(.393)
Distributions from Realized Capital Gains	(3.413)	(.498)	(1.986)	(7.272)	—	(.974)
Total Distributions	(3.817)	(.934)	(2.352)	(7.779)	(.439)	(1.367)
Net Asset Value, End of Period	$35.84	$42.74	$33.17	$30.44	$43.90	$28.48
Total Return[2]	-8.03%	32.09%	17.11%	-16.24%	56.05%	-5.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,633	$1,777	$1,294	$1,194	$1,619	$1,029
Ratio of Total Expenses to Average Net Assets	0.24%	0.26%[3]	0.26%[3]	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.17%	1.23%	1.24%	1.08%	1.35%
Portfolio Turnover Rate	29%	64%	69%	72%	76%	66%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.26%.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Strategic Small-Cap Equity Fund
Notes to Financial Statements
Vanguard Strategic Small-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be
14

Strategic Small-Cap Equity Fund
called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2025, the fund had contributed to Vanguard capital in the amount of $47,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,619,718	17	—	1,619,735
Temporary Cash Investments	7,145	—	—	7,145
Total	1,626,863	17	—	1,626,880
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(157)	—	—	(157)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,544,380
Gross Unrealized Appreciation	280,274
Gross Unrealized Depreciation	(197,931)
Net Unrealized Appreciation (Depreciation)	82,343
E.	During the six months ended March 31, 2025, the fund purchased $528,214,000 of investment securities and sold $525,432,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2025, such purchases were  $2,306,000 and sales were $5,084,000, resulting in net realized gain of $83,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
15

Strategic Small-Cap Equity Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	5,775	9,515
Issued in Lieu of Cash Distributions	3,588	859
Redeemed	(5,389)	(7,811)
Net Increase (Decrease) in Shares Outstanding	3,974	2,563
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6152 052025
16

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Horizon Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	33,039,942,173	840,141,971	N/A	N/A
Mark Loughridge	32,145,629,716	1,734,454,430	N/A	N/A
Scott C. Malpass	32,966,830,469	913,253,675	N/A	N/A
John Murphy	33,013,234,485	866,849,661	N/A	N/A
Lubos Pastor	33,011,067,614	869,016,529	N/A	N/A
Rebecca Patterson	33,063,133,185	816,950,959	N/A	N/A
André F. Perold	32,910,033,311	970,050,832	N/A	N/A
Salim Ramji	32,979,685,231	900,398,913	N/A	N/A
Sarah Bloom Raskin	32,105,061,191	1,775,022,952	N/A	N/A
Grant Reid	33,056,652,378	823,431,767	N/A	N/A
David Thomas	32,942,982,230	937,101,916	N/A	N/A
Barbara Venneman	33,059,174,107	820,910,036	N/A	N/A
Peter F. Volanakis	32,162,177,991	1,717,906,153	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Strategic Equity Fund

The board of trustees of Vanguard Strategic Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Capital Opportunity Fund

The board of trustees of Vanguard Capital Opportunity Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, located in Pasadena, CA, is recognized for its long-term approach to growth-equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. PRIMECAP has managed the fund since 1998. The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for PRIMECAP. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements – Global Equity Fund

The board of trustees of Vanguard Global Equity Fund has renewed the fund’s investment advisory arrangement with Baillie Gifford Overseas Ltd. (Baillie Gifford), Wellington Management Company LLP (Wellington Management) and Pzena Investment Management, LLC (Pzena). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford Overseas Ltd—which is wholly owned by Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford’s investment approach is based on long-term investments in well-managed businesses that enjoy sustainable competitive advantages in their marketplaces. The team invests in three categories of growth stocks: (1) compounders, or companies with durable franchises; (2) disruptors, or early stage companies with innovative products or services and a large opportunity for future growth; and (3) capital allocators, or companies highly subject to capital cycles that have strong structural growth prospects and management teams with high capital allocation ability. Baillie Gifford has managed a portion of the fund since 2008.

Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Co-Portfolio Managers Michael Masdea and Brian Barbetta bring their deep expertise in technology and internet-related sectors and utilize Wellington Management’s best-in-class firm resources to form a complementary partnership. The portfolio managers utilize their proprietary framework to score companies according to trends, innovation, barriers, risks and sustainability in evaluating names and constructing the framework for the portfolio. Wellington Management has managed a portion of the fund since 2022.

Pzena. Founded in 1995, Pzena Investment Management, LLC is an independent investment management firm that uses a deep value investment strategy in a range of domestic and international portfolios. The advisor’s deep value investment philosophy, focused acutely on companies in the cheapest quintile of price-to-normalized earnings, is applied universally throughout the firm. Recent investment results prove the benefits of Pzena’s steadfast commitment to deep value investing. Pzena has managed a portion of the fund since 2022.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each advisor’s sub-portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was below its peer group average.

The board did not consider the profitability of Baillie Gifford, Wellington Management or Pzena in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Baillie Gifford, Wellington Management and Pzena. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each firm increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Strategic Small-Cap Equity Fund

The board of trustees of Vanguard Strategic Small-Cap Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

VANGUARD HORIZON FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.